                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                     FORM N-Q

              QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-02258
                                    ---------
                        Investment Company Act File Number

                           Eaton Vance Series Trust II
                           ---------------------------
                (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                     (Address of Principal Executive Offices)

                                 Maureen A. Gemma
                                 ----------------
      Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
      ---------------------------------------------------------------------
                     (Name and Address of Agent for Services)

                                  (617) 482-8260
                                  --------------
               (Registrant's Telephone Number, Including Area Code)

                                     June 30
                                     -------
                             Date of Fiscal Year End

                                September 30, 2007
                                ------------------
                             Date of Reporting Period

ITEM 1. SCHEDULE OF INVESTMENTS

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND AS OF SEPTEMBER 30, 2007

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SECURITY                                                                                   SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS

COMMON STOCKS -- 96.6%

Argentina -- 1.5%
-------------------------------------------------------------------------------------------------------------------
Banco Macro Bansud SA (Class 'B' Shares)                                                130,676      $      381,808
Banco Macro SA (Class 'B' Shares) (ADR)                                                  23,700             697,017
BBVA Banco Frances SA                                                                    67,312             196,672
BBVA Banco Frances SA (ADR)                                                              43,500             388,020
Cresud SA (ADR)                                                                          57,000           1,295,040
Grupo Financiero Galicia SA (Class 'B' Shares)(a)                                       263,448             209,169
Grupo Financiero Galicia SA (Class 'B' Shares) (ADR)(a)                                  77,000             609,840
IRSA Inversiones y Representaciones SA(a)                                               119,544             192,106
IRSA Inversiones y Representaciones SA (GDR)(a)                                          41,700             661,779
Ledesma SAAI                                                                            259,501             247,242
Molinos Rio de la Plata SA (Class 'B' Shares)(a)                                         92,923             284,782
Petrobras Energia Participaciones SA (Class 'B' Shares)                                 134,218             134,697
Petrobras Energia Participaciones SA (Class 'B' Shares) (ADR)                            92,500             929,625
Siderar SAIC                                                                             75,100             554,529
Telecom Argentina SA (Class 'B' Shares)(a)                                              229,824           1,142,277
Telecom Argentina SA (Class 'B' Shares) (ADR)(a)                                         91,900           2,256,145
Tenaris SA                                                                              287,701           7,588,271
Tenaris SA (ADR)                                                                         23,500           1,236,570
Transportadora de Gas del Sur SA(a)                                                     252,923             341,381
Transportadora de Gas del Sur SA (ADR)(a)                                                33,800             230,854
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   19,577,824
-------------------------------------------------------------------------------------------------------------------

Botswana -- 0.3%
-------------------------------------------------------------------------------------------------------------------
Sechaba Breweries Ltd.                                                                  284,600      $      755,400
Sefalana Holding Co.                                                                     99,100             553,761
Standard Chartered Bank of Botswana                                                     488,210           2,005,933
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    3,315,094
-------------------------------------------------------------------------------------------------------------------

Brazil -- 6.4%
-------------------------------------------------------------------------------------------------------------------
AES Tiete SA                                                                          3,831,800      $      138,590
AES Tiete SA (PFD Shares)                                                             4,679,000             162,239
All America Latina Logistica (PFD Shares)                                                59,000             836,902
American Banknote SA                                                                     19,000             204,766
Aracruz Celulose SA (PFD Shares)                                                         63,000             460,174
Banco Bradesco SA                                                                        40,000           1,143,478
Banco Bradesco SA (PFD Shares)                                                          126,480           3,684,417
Banco Itau Holding Financeira SA (PFD Shares)                                            65,200           3,265,315
Bombril SA (PFD Shares)(a)                                                              100,000             839,674
Brasil Telecom Participacoes SA                                                           9,400             249,764
Brasil Telecom Participacoes SA (PFD Shares)                                             40,919             611,561
Brasil Telecom SA (PFD Shares)                                                           42,212             396,885
Braskem SA (PFD Shares)                                                                  16,000             150,174
Centrais Eletricas Brasileiras SA                                                        44,000             643,261
Centrais Eletricas Brasileiras SA (Class 'B' Shares) (PFD Shares)                        34,382             480,227
Cia Brasileira de Distribuicao Grupo Pao de Acucar                                       14,356             218,461
Cia Brasileira de Petroleo Ipiranga (PFD Shares)                                         11,500             183,687
Cia de Bebidas das Americas (PFD Shares)                                                 69,237           5,079,889
Cia de Companhia de Concessoes Rodoviarias (CCR)                                         40,000             802,174
Cia de Saneamento Basico do Estado de Sao Paulo                                          23,200             579,370
Cia Energetica de Minas Gerais                                                            7,786             167,145
Cia Energetica de Minas Gerais (PFD Shares)                                              57,546           1,219,725
Cia Energetica de Sao Paulo (PFD Shares)(a)                                              23,500             434,239
Cia Paranaense de Energia-Copel (PFD Shares)                                             18,000             286,630
Cia Siderurgica Nacional SA (CSN)                                                        20,100           1,407,546
Cia Vale do Rio Doce                                                                    189,400           6,376,810
Cia Vale do Rio Doce (PFD Shares)                                                       328,292           9,313,501
Contax Participacoes SA                                                                   7,000              13,848
Contax Participacoes SA (ADR)                                                            26,608              38,049
Contax Participacoes SA (PFD Shares)                                                    151,000             224,038
CPFL Energia SA                                                                          15,000             289,810
Cyrela Brazil Realty SA                                                                  20,824             282,822
Cyrela Commercial Properties SA Empreendimentos e Participacoes(a)                       20,824              26,370
Duratex SA (PFD Shares)                                                                  45,600           1,355,609
EDP-Energias do Brasil SA                                                                16,600             275,073
Eletropaulo Metropolitana SA (Class 'B' Shares) (PFD Shares)                          5,767,190             382,390
Embratel Participacoes SA(a)                                                         37,424,000             142,374
Embratel Participacoes SA (PFD Shares)                                               67,000,000             254,891
Empresa Brasileira de Aeronautica SA                                                    275,351           3,022,875
Gerdau SA (PFD Shares)                                                                   39,400           1,025,899
Gol Linhas Aereas Inteligentes SA (PFD Shares)                                           14,000             338,130
Investimentos Itau SA (PFD Shares)                                                      751,217           5,164,617
Klabin SA (PFD Shares)                                                                   47,000             178,804
Localiza Rent a Car SA                                                                   19,500             198,179
Lojas Americanas SA (PFD Shares)                                                        288,359           2,852,247
Lojas Renner SA                                                                          29,000             578,424
Lupatech SA                                                                              13,700             346,223
Marcopolo SA (PFD Shares)                                                                46,300             220,932
Metalurgica Gerdau SA (PFD Shares)                                                       15,700             529,022
Natura Cosmeticos SA                                                                     35,000             418,478
Net Servicos de Comunicacao SA (PFD Shares)(a)                                          109,407           1,787,377
Perdigao SA                                                                              24,508             532,649
Petroleo Brasileiro SA                                                                  137,600           5,182,435
Petroleo Brasileiro SA (ADR)                                                             93,700           6,062,390
Petroleo Brasileiro SA (PFD Shares)                                                      22,900             736,783
Randon Participacoes SA (PFD Shares)                                                     63,700             617,613
Sadia SA (PFD Shares)                                                                   172,000             951,609
Souza Cruz SA                                                                            18,700             483,761
Suzano Papel e Celulose SA                                                               20,000             320,652
Tam SA (PFD Shares)                                                                      12,600             343,761
Tele Norte Leste Participacoes SA                                                        11,200             371,243
Tele Norte Leste Participacoes SA (PFD Shares)                                           24,000             541,304
Tele Norte Leste Participacoes SA (PFD Shares) (ADR)                                     26,608             597,616
Telemar Norte Leste SA (PFD Shares)                                                       9,000             322,826
Telemig Celular Participacoes SA (PFD Shares)                                             5,460             159,230
Telesp-Telecomunicacoes de Sao Paulo SA                                                   5,050             155,891
Telesp-Telecomunicacoes de Sao Paulo SA (PFD Shares)                                      7,313             237,593
Tim Participacoes SA                                                                     30,104             181,115
Tim Participacoes SA (PFD Shares)                                                       148,232             602,595
Totvs SA                                                                                 11,000             354,511
Tractebel Energia SA                                                                     16,300             199,764
Ultrapar Participacoes SA (PFD Shares)                                                    5,000             193,071
Unibanco-Uniao de Bancos Brasileiros SA                                                 136,446           1,801,236
Usinas Siderurgicas de Minas Gerais SA                                                    4,600             358,750
Usinas Siderurgicas de Minas Gerais SA (PFD Shares)                                      14,000             973,913
Vivo Participacoes SA (PFD Shares)                                                      100,000             482,609
Votorantim Celulose e Papel SA (PFD Shares)                                              12,400             353,804
Weg SA                                                                                  130,700           1,580,476
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   83,982,285
-------------------------------------------------------------------------------------------------------------------

Bulgaria -- 0.1%
-------------------------------------------------------------------------------------------------------------------
Albena Invest Holding Plc                                                                19,550      $      337,645
Bulgarian Telecommunications Co.                                                         32,300             251,325
Bulgartabak Holding                                                                       3,450              86,303
Doverie Holding AD                                                                       37,500             402,502
Insurance & Reinsurance Co., DZI AD(a)                                                    1,100             150,680
Sopharma AD                                                                              48,000             277,846
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    1,506,301
-------------------------------------------------------------------------------------------------------------------

Chile -- 3.1%
-------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de Pensiones Provida SA (ADR)                                    9,800      $      360,346
Almendral SA                                                                          7,092,000             811,505
Antarchile SA (Series 'A')                                                               28,200             573,653
Banco de Chile                                                                        4,293,319             351,024
Banco de Chile (ADR)                                                                     21,259           1,043,392
Banco de Credito e Inversiones                                                           54,100           1,693,105
Banco Santander Chile SA (ADR)                                                           47,622           2,408,245
Cap SA                                                                                   12,000             337,995
Cencosud SA                                                                             176,100             692,310
Cia Cervecerias Unidas SA (ADR)                                                          37,800           1,455,300
Cia de Telecomunicaciones de Chile SA (ADR)                                             113,766             936,294
Cia Electro Metalurgica SA                                                               17,500             213,936
Cia SudAmericana de Vapores SA(a)                                                       194,200             493,809
Coia General de Electricidad SA                                                          52,000             422,103
Colbun SA                                                                             2,441,400             545,823
Corpbanca SA                                                                         52,506,600             389,139
Corpbanca SA (ADR)                                                                       17,000             632,570
Distribucion y Servicio D&S SA (ADR)                                                     48,500           1,471,005
Embotelladora Andina SA (Series 'A') (ADR)                                               25,100             431,720
Embotelladora Andina SA (Series 'B') (ADR)                                               48,900             911,007
Empresa Nacional de Electricidad SA (ADR)                                                61,159           2,626,779
Empresa Nacional de Telecomunicaciones SA                                                47,600             805,359
Empresas CMPC SA                                                                         18,900             676,518
Empresas Copec SA                                                                       168,000           2,694,572
Enersis SA (ADR)                                                                        137,171           2,433,414
Grupo Security SA                                                                       920,700             370,981
Invercap SA                                                                              51,300             421,438
Inversiones Aguas Metropolitanas SA                                                     211,100             264,262
Lan Airlines SA (ADR)                                                                    80,500           1,292,025
Madeco SA(a)                                                                          3,091,400             383,908
Madeco SA (ADR)(a)                                                                      105,700           1,297,996
Masisa SA (ADR)                                                                         140,805           1,713,597
Parque Arauco SA                                                                        498,800             609,770
Quinenco SA                                                                             223,900             472,982
S.A.C.I. Falabella SA                                                                   465,900           2,305,579
SM-Chile SA (Class 'B' Shares)                                                        2,793,600             329,440
Sociedad Quimica y Minera de Chile SA (ADR)                                               2,095             468,023
Sociedad Quimica y Minera de Chile SA (Series 'B') (ADR)                                 20,600           3,572,658
Vina Concha y Toro SA (ADR)                                                              31,000           1,449,560
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   40,363,142
-------------------------------------------------------------------------------------------------------------------

China -- 7.1%
-------------------------------------------------------------------------------------------------------------------
Air China Ltd. (Class 'H' Shares)                                                       300,000      $      426,595
Aluminum Corp. of China Ltd. (Class 'H' Shares)                                         330,000             930,310
Beijing Enterprises Holdings Ltd.                                                        65,000             328,763
Beijing North Star Co., Ltd. (Class 'H' Shares)                                       1,580,000           1,394,618
BOE Technology Group Co., Ltd. (Class 'B' Shares)(a)                                  1,405,300             660,262
BYD Co., Ltd. (Class 'H' Shares)                                                         70,000             521,069
Chaoda Modern Agriculture Holdings Ltd.                                                 220,000             177,677
China Construction Bank (Class 'H' Shares)(144A)                                      3,489,000           3,183,784
China COSCO Holdings Co., Ltd. (Class 'H' Shares)                                       323,150           1,006,866
China Everbright Ltd.(a)                                                                456,000           1,616,803
China International Marine Containers Co., Ltd. (Class 'B' Shares)                      163,812             352,431
China Life Insurance Co., Ltd. (Class 'H' Shares)                                     1,378,000           7,880,435
China Mengniu Dairy Co., Ltd.                                                           143,000             617,485
China Merchants Holdings International Co., Ltd.                                        824,000           5,109,443
China Merchants Property Development Co., Ltd.                                          392,436           2,099,098
China Mobile Hong Kong Ltd.                                                             630,900          10,350,836
China Netcom Group Corp. (Hong Kong) Ltd.                                               120,500             321,739
China Overseas Land & Investment Ltd.                                                   796,500           1,825,257
China Petroleum & Chemical Corp. (Class 'H' Shares)                                   3,974,000           4,881,238
China Resources Enterprise Ltd.                                                         294,000           1,248,349
China Southern Airlines Co., Ltd. (Class 'H' Shares)(a)                                 375,000             556,525
China Telecom Corp. Ltd. (Class 'H' Shares)                                           1,950,000           1,485,222
China Travel International Investment Hong Kong Ltd.                                    800,000             590,787
China Unicom Ltd.                                                                       420,000             872,816
China Vanke Co., Ltd. (Class 'B' Shares)                                                740,886           2,090,224
Chongqing Changan Automobile Co., Ltd. (Class 'B' Shares)                               602,520             768,006
CITIC International Financial Holdings Ltd.                                             384,000             307,560
CNOOC Ltd.                                                                            1,532,500           2,560,857
COFCO International Ltd.                                                                460,000             291,435
Cosco Pacific Ltd.                                                                      122,000             385,119
Ctrip.com International Ltd. (ADR)                                                       14,600             756,280
Dazhong Transportation Group Co., Ltd. (Class 'B' Shares)                               422,583             826,046
Denway Motors Ltd.                                                                      960,000             559,534
Dongfeng Motor Corp. (Class 'H' Shares)                                                 836,000             730,543
Focus Media Holding Ltd. (ADR)(a)                                                        21,890           1,270,058
Guangdong Electric Power Development Co., Ltd. (Class 'B' Shares)                       264,000             279,678
Guangdong Investment Ltd.                                                               374,000             256,555
Guangdong Provincial Expressway Development Co., Ltd. (Class 'B' Shares)                234,960             215,947
Hangzhou Steam Turbine Co., Ltd. (Class 'B' Shares)                                     210,236             604,039
Jiangsu Expressway Co., Ltd. (Class 'H' Shares)                                         352,000             451,215
Kingboard Chemical Holdings Ltd.                                                         86,500             549,620
Lenovo Group Ltd.                                                                       492,000             377,252
Li Ning Co., Ltd.                                                                       108,000             371,524
Lianhua Supermarket Holdings Ltd. (Class 'H' Shares)                                    130,000             216,352
Maanshan Iron & Steel Co., Ltd. (Class 'H' Shares)                                    2,729,000           2,961,540
Parkson Retail Group Ltd.                                                                58,000             522,044
PetroChina Co., Ltd. (Class 'H' Shares)                                               1,872,300           3,479,897
PICC Property & Casualty Co., Ltd. (Class 'H' Shares)                                   390,000             757,755
Ping An Insurance Group Co. of China Ltd. (Class 'H' Shares)                            333,000           4,586,152
Qingling Motors Co., Ltd. (Class 'H' Shares)                                          1,448,966             379,501
Samling Global Ltd.                                                                     832,000             273,837
Samson Holding Ltd.                                                                     222,000              62,679
Semiconductor Manufacturing International Corp.(a)                                    2,825,000             332,482
Shanghai Diesel Engine Co., Ltd. (Class 'B' Shares)(a)                                  534,000             673,908
Shanghai Electric Group Co., Ltd. (Class 'H' Shares)                                    460,000             357,525
Shanghai Industrial Holdings Ltd.                                                        84,000             418,621
Shanghai Jinjiang International Hotels Development Co., Ltd. (Class 'B' Shares)         574,800           1,126,267
Shanghai Zhenhua Port Machinery Co., Ltd. (Class 'B' Shares)                            440,000           1,210,571
Shenzhen Chiwan Wharf Holdings Ltd. (Class 'B' Shares)                                  153,115             396,158
SINA Corp.(a)                                                                             9,000             430,650
Sinopec Yizheng Chemical Fibre Co., Ltd. (Class 'H' Shares)(a)                        3,201,000           1,716,409
Sinopec-China Petroleum & Chemical Corp. (Class 'H' Shares)                           1,628,000           1,329,530
Sinotrans Ltd. (Class 'H' Shares)                                                       300,000             182,363
Suntech Power Holdings Co., Ltd. (ADR)(a)                                                 4,600             183,540
Tingyi (Cayman Islands) Holding Corp.                                                 1,184,000           1,823,979
TPV Technology Ltd.                                                                      84,000              60,082
Travelsky Technology Ltd. (Class 'H' Shares)                                            812,000             867,273
Tsingtao Brewery Co., Ltd. (Class 'H' Shares)                                         1,124,000           4,105,160
Weiqiao Textile Co., Ltd. (Class 'H' Shares)                                             82,000             153,711
Wumart Stores, Inc. (Class 'H' Shares)                                                  156,000             158,638
Yantai Changyu Pioneer Wine Co., Ltd. (Class 'B' Shares)                                103,948             671,825
Yanzhou Coal Mining Co., Ltd. (Class 'H' Shares)                                        320,000             654,833
Zhejiang Expressway Co., Ltd. (Class 'H' Shares)                                        186,000             263,506
ZTE Corp. (Class 'H' Shares)                                                            135,000             709,150
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   93,155,838
-------------------------------------------------------------------------------------------------------------------

Colombia -- 0.7%
-------------------------------------------------------------------------------------------------------------------
Almacenes Exito SA                                                                       99,500      $      734,651
Banco de Bogota                                                                          14,000             207,566
Bancolombia SA (PFD Shares) (ADR)                                                        53,000           1,836,450
Cementos Argos SA                                                                       167,900             706,135
Cia Colombiana de Inversiones SA                                                         24,000             260,703
Cia de Cemento Argos SA                                                                 214,100           1,248,551
Grupo Aval Acciones y Valores SA                                                      1,192,000             370,540
Grupo Nacional de Chocolates SA                                                         156,400           1,196,507
Interconexion Electrica SA                                                              470,000           1,581,803
Promigas SA                                                                              27,000             353,604
Suramericana de Inversiones SA                                                           86,000             792,231
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    9,288,741
-------------------------------------------------------------------------------------------------------------------

Croatia -- 0.8%
-------------------------------------------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)                                                              13,700      $    1,436,493
Atlantska Plovidba DD(a)                                                                  1,380             802,892
Croatia Osiguranje DD(a)                                                                    160             594,383
Dalekovod DD                                                                              2,270             587,710
Ericsson Nikola Tesla                                                                     2,010           1,434,758
INA Industrija Nafte DD                                                                   2,142           1,180,709
Institut Gradevinarstva Hrvatske DD                                                         110             260,517
Koncar-Elektroindustrija DD(a)                                                            2,370             578,148
Kras DD                                                                                   1,645             257,299
Petrokemija DD(a)                                                                         5,250             282,283
Podravka Prehrambena Industija DD                                                         8,200             862,256
Privredna Banka Zagreb DD(a)                                                              3,310           1,173,170
Riviera Holding DD(a)                                                                     3,830             471,599
Tankerska Plovidba DD                                                                       290             380,420
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   10,302,637
-------------------------------------------------------------------------------------------------------------------

Czech Republic -- 3.0%
-------------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                  276,570      $   16,992,235
Komercni Banka AS                                                                        21,900           5,078,234
Komercni Banka AS (GDR)                                                                  27,154           2,172,320
Philip Morris CR AS                                                                       1,860             962,362
Telefonica 02 Czech Republic AS                                                          94,700           2,675,272
Telefonica 02 Czech Republic AS (GDR)                                                    54,303           1,518,051
Unipetrol AS(a)                                                                         343,200           5,411,520
Zentiva NV                                                                               75,500           4,590,161
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   39,400,155
-------------------------------------------------------------------------------------------------------------------

Egypt -- 1.5%
-------------------------------------------------------------------------------------------------------------------
Alexandria Mineral Oils Co.                                                              31,100      $      397,134
Arab Cotton Ginning                                                                     243,000             401,955
Commercial International Bank                                                            85,630           1,181,785
Credit Agricole Egypt(a)                                                                 38,690             123,417
Eastern Tobacco                                                                          13,400             959,284
Egypt Kuwaiti Holding Co.                                                               222,000             472,860
Egyptian Financial & Industrial Co.                                                      17,400             409,939
Egyptian Financial Group-Hermes Holding SAE                                             133,700           1,083,858
Egyptian International Pharmaceutical Industrial Co.                                     40,120             203,854
Egyptian Media Production City(a)                                                        50,475             106,506
El Ezz Aldekhela Steel Alexa Co.                                                          3,050             563,050
El Ezz Steel Rebars SAE                                                                  26,900             254,291
El Sewedy Cables Holding Co.(a)                                                          19,000             305,492
El Watany Bank of Egypt                                                                  32,900             441,611
Medinet Nasr for Housing                                                                 45,000             389,214
Misr Cement                                                                              18,251             277,644
MobiNil-Egyptian Co. for Mobil Services                                                  13,978             467,509
National Societe General Bank                                                            28,980             212,290
Olympic Group Financial Investments                                                      53,371             667,752
Orascom Construction Industries (OCI)                                                    47,301           3,952,182
Orascom Hotel Holdings SAE(a)                                                            11,863             177,918
Orascom Hotels & Development(a)                                                          83,200             973,514
Orascom Telecom Holding SAE                                                             242,000           3,145,411
Oriental Weavers Co.                                                                     26,710             307,085
Raya Holding Co.                                                                         43,400             100,627
Sidi Kerir Petrochemcials Co.                                                           154,500             480,575
Suez Cement Co.                                                                          42,400             454,851
Telecom Egypt                                                                           165,000             501,816
Torah Portland Cement Co.                                                                 4,300              98,159
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   19,111,583
-------------------------------------------------------------------------------------------------------------------

Estonia -- 0.7%
-------------------------------------------------------------------------------------------------------------------
AS Baltika                                                                               65,189      $      628,197
AS Eesti Ehitus                                                                          90,600             700,635
AS Eesti Telekom                                                                          9,500             107,179
AS Eesti Telekom (GDR)                                                                   42,400           1,438,136
AS Harju Elekter                                                                         18,000              88,064
AS Merko Ehitus                                                                          53,200           1,410,822
AS Norma                                                                                 25,000             178,362
AS Olympic Entertainment Group                                                          196,000           1,592,775
AS Saku Olletehase                                                                        8,000             176,978
AS Tallink Group Ltd.                                                                 1,276,133           2,277,305
AS Tallinna Kaubamaja                                                                    42,700             536,025
AS Tallinna Vesi                                                                          8,800             181,781
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    9,316,259
-------------------------------------------------------------------------------------------------------------------

Ghana -- 0.3%
-------------------------------------------------------------------------------------------------------------------
Aluworks Ghana Ltd.                                                                   1,810,900      $    1,412,827
CAL Bank Ltd.                                                                         1,000,000             361,096
Home Finance Co., Ltd.                                                                  706,579             402,270
SSB Bank Ltd.                                                                           370,000             409,711
Standard Chartered Bank of Ghana Ltd.                                                    10,200             225,830
Unilever Ghana Ltd.                                                                     249,000             538,165
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    3,349,899
-------------------------------------------------------------------------------------------------------------------

Hungary -- 3.0%
-------------------------------------------------------------------------------------------------------------------
Danubius Hotel & Spa Rt.(a)                                                               8,190      $      449,161
EGIS Rt                                                                                   3,378             439,880
FHB Land Credit & Mortgage Bank Rt                                                       18,000             220,203
Fotex Rt.(a)                                                                            478,034           2,761,069
Magyar Telekom Rt                                                                     1,104,700           6,144,179
Magyar Telekom Rt. (ADR)                                                                 37,300           1,044,027
MOL Hungarian Oil & Gas Rt                                                               58,905           9,509,820
OTP Bank Rt                                                                             235,620          12,758,521
Pannonplast Rt.(a)                                                                       25,800           1,352,203
RABA Automotive Holding Rt.(a)                                                           52,760             804,314
Richter Gedeon Rt                                                                        16,452           3,504,931
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   38,988,308
-------------------------------------------------------------------------------------------------------------------

India -- 6.4%
-------------------------------------------------------------------------------------------------------------------
Aban Offshore Ltd.                                                                        4,700      $      411,503
ACC Ltd.                                                                                 18,500             554,837
Aditya Birla Nuvo Ltd.                                                                    6,706             254,499
Allahabad Bank Ltd.                                                                      64,000             176,134
Amtek Auto Ltd.                                                                          16,000             144,648
Andhra Bank                                                                              55,000             145,678
Asea Brown Boveri India Ltd.                                                             18,700             604,494
Ashok Leyland Ltd.                                                                      123,000             139,874
Asian Paints Ltd.                                                                         8,000             199,911
Bajaj Auto Ltd.                                                                          11,100             702,340
Bajaj Auto Ltd. (GDR)(144A)                                                               7,202             453,139
Bajaj Hindusthan Ltd.                                                                    14,000              59,886
Balrampur Chini Mills Ltd.                                                               46,000              86,905
Bank of India                                                                            43,100             301,585
Bharat Earth Movers Ltd.                                                                  5,000             162,059
Bharat Electronics Ltd.                                                                   5,000             229,784
Bharat Forge Ltd.                                                                        42,200             302,018
Bharat Heavy Electricals Ltd.                                                            26,000           1,323,964
Bharat Petroleum Corp. Ltd.                                                              14,000             126,864
Bharti Airtel Ltd.(a)                                                                   188,400           4,430,544
Biocon Ltd.                                                                              19,200             228,500
Canara Bank Ltd.                                                                         21,500             149,624
Century Textiles & Industries Ltd.                                                       12,000             252,835
Cipla Ltd.                                                                              120,600             555,235
Colgate-Palmolive (India) Ltd.                                                           13,000             129,540
Container Corp. of India Ltd.                                                             4,500             235,876
Corp. Bank                                                                               17,000             165,638
Cummins India Ltd.                                                                       23,000             247,689
Dabur India Ltd.                                                                         51,000             134,912
Dish TV India Ltd.(a)                                                                    20,412              37,508
Divi's Laboratories Ltd.                                                                  7,000             213,603
Dr. Reddy's Laboratories Ltd. (ADR)                                                      26,800             438,448
EIH Ltd.                                                                                 52,500             160,793
Essar Oil Ltd.(a)                                                                        99,000             144,369
Financial Technologies India Ltd.                                                         3,500             241,163
Gail India Ltd.                                                                          27,000             256,334
Gail India Ltd. (GDR)                                                                    16,700             931,860
Glaxosmithkline Pharmaceuticals Ltd.                                                      8,000             223,375
Glenmark Pharmaceuticals Ltd.                                                            28,000             294,431
GMR Infrastructure(a)                                                                    60,000             261,924
Grasim Industries Ltd. (GDR)(144A)                                                       13,300           1,183,700
Great Eastern Shipping Co., Ltd.                                                         15,200             128,842
Great Offshore Ltd.                                                                       3,800              77,047
GTL Ltd.                                                                                 34,000             205,147
Gujarat Ambuja Cements Ltd.                                                             159,800             577,033
HCL Technologies Ltd.                                                                    16,000             121,897
HDFC Bank Ltd.                                                                           51,200           1,832,560
HDFC Bank Ltd. (ADR)                                                                      7,700             824,901
Hero Honda Motors Ltd.                                                                   31,942             591,684
Hexaware Technologies Ltd.                                                               30,000              92,976
Hindalco Industries Ltd. (GDR)(144A)                                                    140,410             592,530
Hindustan Lever Ltd.                                                                    306,109           1,689,778
Hindustan Petroleum Corp. Ltd.                                                           18,000             119,790
Hindustan Zinc Ltd.                                                                      19,900             404,504
Housing Development Finance Corp.                                                        46,200           2,925,043
I-Flex Solutions Ltd.                                                                     4,000             189,467
ICICI Bank Ltd.                                                                         132,300           3,496,687
ICICI Bank Ltd. (ADR)                                                                    26,300           1,386,536
India Cements Ltd.                                                                       48,000             351,790
Indiabulls Financial Services Ltd.                                                       17,000             254,138
Indiabulls Real Estate Ltd.(a)                                                           17,000             294,484
Indian Hotels Co., Ltd.                                                                 129,100             445,744
Indian Oil Corp. Ltd.                                                                    11,000             129,709
Indian Petrochemicals Corp. Ltd.                                                         17,000             194,586
Industrial Development Bank of India Ltd.                                                74,000             291,360
Infosys Technologies Ltd.                                                                66,851           3,151,712
Infrastructure Development Finance Co., Ltd.                                            185,300             657,921
ITC Ltd.                                                                                411,100           1,946,956
ITC Ltd. (GDR)(144A)                                                                    220,700           1,037,290
IVRCL Infrastructures & Projects Ltd.                                                    21,600             226,460
Jaiprakash Associates Ltd.                                                               11,000             298,987
Jammu & Kashmir Bank Ltd.                                                                12,000             235,739
Jet Airways (India) Ltd.                                                                  9,000             204,298
Jindal Steel & Power Ltd.                                                                 3,000             388,309
JSW Steel Ltd.                                                                           17,000             362,149
Kotak Mahindra Bank Ltd.                                                                 32,000             741,002
Larsen & Toubro Ltd.                                                                     12,200             859,575
Larsen & Toubro Ltd. (GDR)                                                               24,000           1,689,600
LIC Housing Finance Ltd.                                                                 30,000             179,729
Lupin Ltd.                                                                               14,300             210,643
Mahanagar Telephone Nigam Ltd.                                                           31,000             123,847
Mahanagar Telephone Nigam Ltd. (ADR)                                                     38,500             303,765
Mahindra & Mahindra Ltd.                                                                 40,800             768,367
Maruti Udyog Ltd.                                                                        29,000             724,633
Moser Baer India Ltd.                                                                    24,300             193,645
Motor Industries Co., Ltd.                                                                3,900             416,876
Mphasis Ltd.                                                                             27,000             192,668
National Aluminium Co., Ltd.                                                             24,000             179,484
Nestle India Ltd.                                                                        12,100             405,410
Neyveli Lignite Corp. Ltd.                                                               78,000             205,155
Nicholas Piramal India Ltd.                                                              21,000             147,201
NTPC Ltd.                                                                               295,200           1,438,188
Oil & Natural Gas Corp. Ltd.                                                             53,250           1,293,125
Patni Computer Systems Ltd.                                                              14,000             164,365
Petronet LNG Ltd.                                                                        94,000             188,686
Punjab National Bank Ltd.                                                                13,000             176,839
Ranbaxy Laboratories Ltd.                                                                46,300             504,537
Ranbaxy Laboratories Ltd. (GDR)                                                          20,500             219,965
Reliance Capital Ltd.                                                                    22,000             871,053
Reliance Capital Ltd. (GDR)(144A)(a)                                                      2,140              85,047
Reliance Communications Ltd.                                                            227,700           3,350,784
Reliance Communications Ltd. (GDR)(144A)                                                 42,816             630,461
Reliance Energy Ltd.                                                                     26,300             799,571
Reliance Energy Ltd. (GDR)                                                                5,900             524,099
Reliance Energy Ltd. (GDR)(144A)(a)                                                       1,070              97,112
Reliance Industries Ltd.                                                                 84,100           4,832,945
Reliance Industries Ltd. (GDR)(144A)                                                     21,408           2,451,216
Reliance Natural Resources Ltd. (GDR)(144A)(a)                                           21,408              96,758
Reliance Petroleum Ltd.(a)                                                              207,300             795,318
Satyam Computer Services Ltd.                                                            41,300             461,840
Satyam Computer Services Ltd. (ADR)                                                      24,000             621,360
Sesa Goa Ltd.                                                                             5,000             318,006
Shipping Corp. of India Ltd.                                                             33,000             185,044
Siemens India Ltd.                                                                       10,900             366,540
State Bank of India (GDR)                                                                11,800           1,316,175
Steel Authority of India Ltd.                                                           156,000             808,155
Sterlite Industries (India) Ltd.                                                         12,000             224,971
Sun Pharma Advanced Research Co., Ltd.(a)                                                10,000              18,885
Sun Pharmaceuticals Industries Ltd.                                                      10,000             243,728
Suzlon Energy Ltd.                                                                       11,500             417,280
Syndicate Bank                                                                           66,000             153,191
Tata Chemicals Ltd.                                                                      22,000             164,574
Tata Consultancy Services Ltd.                                                           24,190             638,969
Tata Motors Ltd.                                                                         18,100             362,922
Tata Motors Ltd. (ADR)                                                                   19,800             378,972
Tata Power Co., Ltd.                                                                     46,000             977,540
Tata Steel Ltd.                                                                          65,600           1,390,296
Tata Tea Ltd.                                                                             6,000             120,271
Tata Teleservices Maharashtra Ltd.(a)                                                   280,840             304,853
Titan Industries Ltd.                                                                     6,000             219,943
Ultra Tech Cement Ltd.                                                                    7,000             186,161
Unitech Ltd.                                                                             55,000             422,642
United Breweries Ltd.                                                                    34,200             326,605
United Phosphorus Ltd.                                                                   20,000             199,096
United Spirits Ltd.                                                                      14,100             623,085
UTI Bank Ltd.                                                                            49,300             941,631
Videocon Industries Ltd.                                                                 11,000             102,387
Videsh Sanchar Nigam Ltd.                                                                12,000             132,113
Videsh Sanchar Nigam Ltd. (ADR)                                                          11,100             243,312
Voltas Ltd.                                                                              41,700             170,118
Wipro Ltd.                                                                               20,300             233,644
Wipro Ltd. (ADR)                                                                         13,100             189,164
Wire & Wireless India Ltd.(a)                                                            17,750              19,790
Zee Entertainment Enterprises Ltd.                                                       76,200             653,094
Zee News Ltd.(a)                                                                         16,049              25,491
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   83,049,594
-------------------------------------------------------------------------------------------------------------------

Indonesia -- 3.0%
-------------------------------------------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                                                  8,587,500      $    2,598,182
Astra Argo Lestari Tbk PT                                                               420,000             770,896
Astra International Tbk PT                                                            1,323,000           2,781,747
Bakrie & Brothers Tbk PT(a)                                                          60,364,000           1,979,077
Bakrie Telecom PT(a)                                                                  4,350,000             190,032
Bank Central Asia Tbk PT                                                              3,801,000           2,551,106
Bank Danamon Indonesia Tbk PT                                                           685,000             631,479
Bank Internasional Indonesia Tbk PT                                                   6,667,000             171,059
Bank Mandiri PT                                                                       3,258,000           1,253,896
Bank Niaga Tbk PT                                                                     4,309,000             408,756
Bank Pan Indonesia Tbk PT(a)                                                          3,525,272             269,450
Bank Rakyat Indonesia PT                                                              3,408,000           2,455,798
Berlian Laju Tanker Tbk PT                                                            1,250,000             266,429
Bumi Resources Tbk PT                                                                 8,789,000           3,429,502
Energi Mega Persada Tbk PT(a)                                                         3,938,000             365,844
Gudang Garam Tbk PT                                                                     763,500             785,046
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                                               1,095,000             112,556
Indocement Tunggal Prakarsa Tbk PT                                                      500,000             333,265
Indofood Sukses Makmur Tbk PT                                                         6,576,500           1,385,812
Indonesian Satellite Corp. Tbk PT                                                     1,592,500           1,344,451
International Nickel Indonesia Tbk PT                                                   130,000             901,971
Kalbe Farma Tbk PT                                                                    1,517,000             220,303
Kawasan Industri Jababeka Tbk PT(a)                                                  10,550,000             328,478
Lippo Karawaci Tbk PT                                                                 2,400,000             469,412
Matahari Putra Prima Tbk PT                                                           1,600,000             134,491
Medco Energi Internasional Tbk PT                                                     1,397,000             633,671
Perusahaan Gas Negara PT                                                              1,000,000           1,315,695
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT                                   454,000             344,846
Ramayana Lestari Sentosa Tbk PT                                                       4,100,000             380,826
Semen Gresik Persero Tbk PT                                                           2,655,000           1,538,522
Telekomunikasi Indonesia Tbk PT                                                       4,215,160           5,097,418
Tempo Scan Pacific Tbk PT                                                             2,000,000             176,936
Unilever Indonesia Tbk PT                                                               852,700             633,767
United Tractors Tbk PT                                                                3,996,000           3,577,691
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   39,838,410
-------------------------------------------------------------------------------------------------------------------

Israel -- 2.9%
-------------------------------------------------------------------------------------------------------------------
Africa-Israel Investments Ltd.                                                            6,700      $      633,871
Aladdin Knowledge Systems Ltd.(a)                                                        10,000             223,600
Alvarion Ltd.(a)                                                                         34,900             502,819
Bank Hapoalim B.M                                                                       443,152           2,292,453
Bank Leumi Le-Israel                                                                    435,624           1,931,356
Bezeq Israeli Telecommunication Corp. Ltd.                                            1,401,638           2,427,696
Cellcom Israel Ltd.                                                                      34,200             831,744
Ceragon Networks Ltd.(a)                                                                 20,600             391,400
Check Point Software Technologies Ltd.(a)                                                55,841           1,406,076
Clal Industries Ltd.                                                                     21,900             127,466
Clal Insurance Enterprise Holdings Ltd.                                                  14,800             390,015
Delek Automotive Systems Ltd.                                                            17,000             209,444
Delek Group Ltd.                                                                          2,140             518,291
Discount Investment Corp.                                                                 3,650             114,151
ECI Telecom Ltd.(a)                                                                      18,600             185,256
ECtel Ltd.(a)                                                                               237                 758
Elbit Medical Imaging Ltd.                                                                3,900             188,083
Elbit Systems Ltd.                                                                        7,000             332,220
First International Bank of Israel Ltd.(a)                                                9,100             119,324
Gazit Globe (1982) Ltd.                                                                  29,000             345,332
Gilat Satellite Networks Ltd.(a)                                                         29,100             296,873
Harel Insurance Investments Ltd.                                                          3,000             167,481
Housing & Construction Holdings Ltd.(a)                                                  85,800             178,246
IDB Development Corp. Ltd.                                                                8,276             283,296
IDB Holding Corp. Ltd.                                                                    7,103             211,960
Israel Chemicals Ltd.                                                                   349,815           3,257,474
Israel Corp. Ltd.                                                                         1,850           1,516,024
Israel Discount Bank Ltd. (Series 'A')(a)                                               175,400             401,304
Koor Industries Ltd.                                                                      3,023             244,299
Makhteshim-Agan Industries Ltd.                                                         208,657           1,873,628
Mizrahi Tefahot Bank Ltd.                                                                58,000             435,821
Ness Technologies, Inc.(a)                                                               18,800             205,296
Nice Systems Ltd.(a)                                                                     15,800             570,119
Oil Refineries Ltd.                                                                     260,000             207,843
Orbotech Ltd.(a)                                                                         10,000             210,300
Ormat Industries Ltd.                                                                    26,500             379,244
Osem Investment Ltd.                                                                          1                  11
Partner Communications Co., Ltd.                                                        103,760           1,744,635
Property & Building Corp. Ltd.                                                            1,000             154,556
RADVision Ltd.(a)                                                                         6,800             119,408
RADWARE Ltd.(a)                                                                           7,700             120,813
Retalix Ltd.(a)                                                                           5,900             110,826
Strauss Group Ltd.                                                                       17,400             233,092
Super-Sol Ltd.(a)                                                                        68,000             264,535
Teva Pharmaceutical Industries Ltd.                                                      87,999           3,916,464
Teva Pharmaceutical Industries Ltd. (ADR)                                               172,600           7,675,522
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   37,950,425
-------------------------------------------------------------------------------------------------------------------

Jordan -- 0.8%
-------------------------------------------------------------------------------------------------------------------
Arab Bank Plc                                                                           118,600      $    3,515,314
Arab East Investment                                                                     62,800             374,939
Bank of Jordan                                                                           55,600             202,467
Jordan Ahli Bank                                                                         66,000             262,696
Jordan Cement Factory                                                                    24,700             392,011
Jordan Telecom Corp.                                                                     67,000             402,933
Jordanian Electric Power                                                                 50,200             194,848
Middle East Complex for Engineering, Electric, & Heavy Industries                       400,900           1,471,193
Taameer Jordan Co.(a)                                                                   377,300           1,347,310
Union Investment Corp.(a)                                                               169,900             345,316
Union Land Development(a)                                                               156,800             371,805
United Arab Investors                                                                   302,100           1,078,776
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    9,959,608
-------------------------------------------------------------------------------------------------------------------

Kenya -- 0.7%
-------------------------------------------------------------------------------------------------------------------
Athi River Mining Ltd.                                                                  561,200      $      768,416
Bamburi Cement Co., Ltd.                                                                366,541           1,088,357
Barclays Bank of Kenya Ltd.                                                           1,539,880           1,769,185
East African Breweries Ltd.                                                             533,000           1,359,937
East African Portland Cement Co., Ltd.                                                   40,900              79,334
Kenya Airways Ltd.                                                                    1,127,600           1,188,812
Kenya Commercial Bank Ltd.                                                            3,894,400           1,481,755
Kenya Electricity Generating Co., Ltd.                                                  494,100             208,271
Kenya Oil Co., Ltd.                                                                      78,000             113,473
Kenya Power & Lighting Ltd.                                                             112,650             371,682
Mumias Sugar Co., Ltd.                                                                  565,638             312,274
Nation Media Group Ltd.                                                                  89,673             378,655
NIC Bank Ltd.                                                                           147,120             408,301
Standard Chartered Bank Kenya Ltd.                                                      103,420             291,650
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    9,820,102
-------------------------------------------------------------------------------------------------------------------

Latvia -- 0.0%
-------------------------------------------------------------------------------------------------------------------
Grindeks(a)                                                                              12,000      $      190,151
Latvian Shipping Co.                                                                     96,000             284,865
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $      475,016
-------------------------------------------------------------------------------------------------------------------

Lithuania -- 0.7%
-------------------------------------------------------------------------------------------------------------------
Apranga PVA                                                                             132,200      $    1,065,897
Bankas Snoras                                                                           193,500             422,219
Invalda PVA                                                                              70,800             572,681
Klaipedos Nafta PVA                                                                     993,963             450,282
Lietuvos Dujos                                                                          200,000             292,390
Lietuvos Energija                                                                        37,000              84,804
Pieno Zvaigzdes                                                                          94,000             231,265
Rokiskio Suris                                                                           17,700             566,254
Rytu Skirstomieji Tinklai                                                               141,300             254,720
Sanitas                                                                                  17,500             236,456
Siauliu Bankas                                                                          393,779             639,813
Snaige(a)                                                                                69,000             246,024
Teo LT AB                                                                             1,577,356           1,589,737
Teo LT AB (GDR)(144A)                                                                    60,000             605,460
Ukio Bankas Commercial Bank                                                           1,060,003           2,101,320
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    9,359,322
-------------------------------------------------------------------------------------------------------------------

Malaysia -- 2.9%
-------------------------------------------------------------------------------------------------------------------
Affin Holdings Bhd                                                                      236,000      $      172,872
Airasia Bhd(a)                                                                          641,200             344,092
Alliance Financial Group Bhd                                                            330,800             300,505
AMMB Holdings Bhd                                                                       432,400             549,721
Asiatic Development Bhd                                                                 121,000             227,035
Astro All Asia Networks Plc                                                             291,500             302,829
Batu Kawan Bhd                                                                          100,300             255,758
Berjaya Sports Toto Bhd                                                                 221,384             324,579
British American Tobacco Malaysia Bhd                                                    33,500             405,412
Bumiputra-Commerce Holdings Bhd                                                         523,833           1,641,880
Bursa Malaysia Bhd                                                                      142,000             457,396
Dialog Group Bhd                                                                        588,000             296,380
Digi.com Bhd                                                                            100,000             630,451
EON Capital Bhd                                                                         111,000             222,886
Gamuda Bhd                                                                              323,800             835,142
Genting Bhd                                                                             687,400           1,621,663
Golden Hope Plantations Bhd                                                             100,000             249,279
Guinness Anchor Bhd                                                                      67,000             117,876
Highlands & Lowlands Bhd                                                                100,000             230,364
Hong Leong Bank Bhd                                                                     144,400             249,776
Hong Leong Financial Group Bhd                                                           61,500             104,547
IGB Corp. Bhd                                                                           312,000             253,350
IJM Corp. Bhd                                                                           437,800           1,019,815
IOI Corp. Bhd                                                                         1,294,939           2,297,661
KLCC Property Holdings Bhd                                                              250,000             249,386
KNM Group Bhd                                                                         1,004,000           1,358,708
Kuala Lumpur Kepong Bhd                                                                 138,250             535,023
Lafarge Malayan Cement Bhd                                                            1,562,200             823,634
Lion Diversified Holdings Bhd                                                           122,600             416,499
Magnum Corp. Bhd                                                                        275,000             233,010
Malayan Banking Bhd                                                                     482,855           1,557,114
Malaysian Airline System Bhd(a)                                                         330,400             416,393
Malaysian Bulk Carriers Bhd                                                             205,000             264,512
Malaysian Pacific Industries Bhd                                                         73,000             197,034
Malaysian Resources Corp. Bhd(a)                                                        451,200             331,354
Media Prima Bhd                                                                         242,300             202,487
MISC Bhd(b)                                                                             112,000             321,733
MISC Bhd                                                                                248,700             729,491
MMC Corp. Bhd                                                                           233,000             576,385
Multi-Purpose Holdings Bhd                                                              391,400             209,826
Nestle Malaysia Bhd                                                                       6,000              42,782
OSK Holdings Bhd                                                                        218,000             148,910
Petra Perdana Bhd                                                                       322,567             481,988
Petronas Dagangan Bhd                                                                   374,700             966,537
Petronas Gas Bhd                                                                         71,000             231,166
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd                                   355,700             331,883
Pos Malaysia Bhd                                                                        110,000              97,491
PPB Group Bhd                                                                           252,000             679,296
Public Bank Bhd                                                                         620,387           1,809,037
Ranhill Bhd                                                                             204,900             179,802
Resorts World Bhd                                                                       770,000             885,124
RHB Capital Bhd                                                                         150,000             263,805
Scomi Group Bhd                                                                         803,700             336,361
Shell Refining Co. Bhd                                                                  201,100             648,958
Sime Darby Bhd                                                                          799,900           2,441,143
SP Setia Bhd                                                                            140,000             361,142
Star Publications (Malaysia) Bhd                                                        104,000             103,113
Ta Ann Holdings Bhd                                                                     137,280             308,278
TA Enterprise Bhd                                                                       386,000             166,225
Tan Chong Motor Holdings Bhd                                                            219,000              85,432
Tanjong Plc                                                                             104,000             545,603
Telekom Malaysia Bhd                                                                    315,100             894,845
Tenaga Nasional Bhd                                                                     358,625             993,058
Titan Chemicals Corp. Bhd                                                               940,500             454,812
Top Glove Corp. Bhd                                                                     105,000             193,924
Transmile Group Bhd                                                                      35,000              46,011
Uchi Technologies Bhd                                                                   237,400             207,582
UEM Builders Bhd                                                                        457,000             193,918
UEM World Bhd                                                                           689,300             822,350
UMW Holdings Bhd                                                                         57,000             235,536
Unisem (M) Bhd                                                                          215,000             100,775
WTK Holdings Bhd                                                                        200,500             144,634
YTL Corp. Bhd                                                                           250,384             550,535
YTL e-Solutions Bhd                                                                     577,000              87,018
YTL Power International Bhd                                                             530,980             372,120
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   37,945,052
-------------------------------------------------------------------------------------------------------------------

Mauritius -- 0.4%
-------------------------------------------------------------------------------------------------------------------
Air Mauritius Ltd.(a)                                                                    83,400      $       56,482
Ireland Blyth Ltd.                                                                       64,209             137,879
Mauritius Commercial Bank                                                               463,595           1,914,416
Mauritius Development Investment Trust Co., Ltd.                                        600,000             101,090
Mon Tresor & Mon Desert Ltd.                                                             23,449              44,930
New Mauritius Hotels Ltd.                                                               235,400           1,244,268
Rogers & Co., Ltd.                                                                       48,555             548,590
Shell Mauritius Ltd.                                                                     22,000              32,706
State Bank of Mauritius Ltd.                                                            641,899           1,272,347
Sun Resorts Ltd.                                                                        119,662             341,948
United Basalt Products Ltd.                                                              85,125             116,749
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    5,811,405
-------------------------------------------------------------------------------------------------------------------

Mexico -- 5.8%
-------------------------------------------------------------------------------------------------------------------
Alfa SA de CV (Series 'A')                                                              381,572      $    2,578,790
America Movil SA de CV (Series 'L')                                                   5,986,358          19,161,338
Carso Global Telecom SA de CV (Series 'A1')(a)                                          160,800             698,513
Carso Infraestructura y Construccion SA(a)                                              830,000             833,442
Cemex SAB de CV (Series 'CPO')(a)                                                     2,613,970           7,807,498
Coca-Cola Femsa SA de CV (Series 'L')                                                    77,000             330,403
Consorcio ARA SA de CV                                                                  472,000             632,375
Controladora Comercial Mexicana SA de CV                                                 80,000             212,243
Corporacion GEO SA de CV (Series 'B')(a)                                                151,200             663,587
Corporacion Interamericana de Entretenimiento SA de CV (Class 'B' Shares)(a)             31,700              90,160
Dermet de Mexico SA (Class 'B' Shares)(a)                                                26,477               3,608
Desarrolladora Homex SA de CV(a)                                                         45,100             417,812
Empresas ICA SA de CV(a)                                                                475,819           2,869,800
Fomento Economico Mexicano SA de CV (Series 'UBD')                                      695,200           2,590,156
Grupo Aeroportuario del Sureste SAB de CV (Class 'B' Shares)                             72,826             361,511
Grupo Bimbo SA de CV (Series 'A')                                                       185,727           1,036,096
Grupo Carso SA de CV (Series 'A1')                                                      731,000           2,787,716
Grupo Cementos de Chihuahua SA de CV                                                     26,000             159,072
Grupo Elektra SA de CV                                                                   22,626             461,639
Grupo FAMSA SA (Series 'A')(a)                                                           38,000             155,341
Grupo Financiero Banorte SA de CV (Class 'O' Shares)                                  1,739,100           6,886,643
Grupo Financiero Inbursa SA de CV (Class 'O' Shares)                                  1,206,808           2,891,576
Grupo Iusacell SA de CV(a)                                                              142,465           1,433,164
Grupo Mexico SA de CV (Series 'B')                                                      519,330           3,728,277
Grupo Modelo SA de CV (Series 'C')                                                      183,000             878,629
Grupo Televisa SA (Series 'CPO')                                                        525,218           2,524,105
Impulsora del Desarrollo y el Empleo en America Latina SA de CV (Series 'B1')(a)      1,268,730           1,935,354
Industrias CH SA (Series 'B')(a)                                                         39,452             152,870
Industrias Penoles SA de CV                                                              44,229             743,079
Kimberly-Clark de Mexico SA de CV                                                       168,570             759,861
Mexichem SA de CV                                                                       210,700             747,638
Organizacion Soriana SAB de CV (Class 'B' Shares)                                        75,000             230,529
Promotora y Operadora de Infraestructura SA de CV(a)                                    207,900             739,414
SARE Holding SA de CV (Class 'B' Shares)(a)                                             155,000             233,890
Telefonos de Mexico SA de CV (Series 'L')                                             2,262,460           3,709,850
TV Azteca SA de CV (Series 'CPO')                                                       593,565             326,241
Urbi Desarrollos Urbanos SA de CV(a)                                                    183,000             657,717
Vitro SA de CV (Series 'A')                                                             124,168             308,301
Wal-Mart de Mexico SA de CV (Series 'V')                                                901,132           3,304,668
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   76,042,906
-------------------------------------------------------------------------------------------------------------------

Morocco -- 1.5%
-------------------------------------------------------------------------------------------------------------------
Attijariwafa Bank                                                                         6,280      $    2,535,804
Banque Centrale Populaire                                                                   700             217,168
Banque Marocaine du Commerce Exterieur (BMCE)                                             8,520           3,222,657
Banque Marocaine pour le Commerce et L' Industrie (BMCI)                                  2,200             343,074
Centrale Laitiere                                                                           420             371,038
Ciments du Maroc                                                                          1,665             632,853
Cosumar Compagnie Sucriere Marocaine et de Raffinage                                      1,637             200,261
Credit Immobilier et Hotelier(a)                                                          2,800             227,300
CTM                                                                                       1,560              68,492
Douja Promotion Groupe Addoha SA                                                          4,300           1,829,607
Holcim Maroc SA                                                                           2,082             762,003
Lafarge Ciments                                                                             700             507,901
Lesieur Cristal SA                                                                        1,663             171,229
Managem                                                                                   2,800             197,346
Maroc Telecom                                                                           163,341           2,855,703
ONA SA                                                                                   12,023           2,475,584
RISMA(a)                                                                                  3,100             163,750
Samir                                                                                     6,247             641,569
Societe des Brasseries du Maroc                                                           3,529             817,243
Societe Nationale d'Investissement                                                        4,065             868,432
SONASID (Societe Nationale de Siderurgie)                                                 1,172             460,956
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   19,569,970
-------------------------------------------------------------------------------------------------------------------

Nigeria -- 0.8%
-------------------------------------------------------------------------------------------------------------------
African Petroleum Plc(a)                                                                894,000      $      580,671
Ashaka Cement Plc                                                                       714,000             290,847
Cadbury Nigeria Plc(a)                                                                  400,000             103,834
Conoil Plc                                                                              322,000             151,767
Dangote Sugar Refinery Plc                                                              450,600             116,789
First Bank of Nigeria Plc                                                             4,546,609           1,449,322
Guaranty Trust Bank Plc                                                               5,458,332           1,303,111
Guiness Nigeria Plc                                                                     418,750             416,409
Mobil Nigeria Plc                                                                       119,008             151,136
Nestle Foods Nigeria Plc                                                                100,000             167,732
Nigeria Bottling Co., Plc                                                               300,000             132,077
Nigerian Breweries Plc                                                                  401,000             140,574
Oando Plc                                                                               339,000             213,852
Oceanic Bank International Plc                                                        2,408,750             584,103
PZ Cussons Nigeria Plc                                                                2,770,832             474,494
Total Nigeria Plc                                                                       149,500             185,084
UAC of Nigeria Plc(a)                                                                 1,581,000             471,017
UACN Property Development Co., Plc(a)                                                 2,000,000             343,450
Unilever Nigeria Plc(a)                                                               3,750,000             509,185
Union Bank of Nigeria Plc                                                             2,346,666             764,353
United Bank for Africa Plc                                                            1,512,000             627,987
Zenith Bank Ltd.                                                                      2,500,000             890,775
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   10,068,569
-------------------------------------------------------------------------------------------------------------------

Oman -- 0.8%
-------------------------------------------------------------------------------------------------------------------
Al Jazeira Services Co.                                                                 443,400      $      280,042
Alliance Housing Bank                                                                   142,600             135,280
Bank Dhofar SAOG                                                                        315,649             491,420
Bank Muscat SAOG                                                                        543,930           2,106,447
Dhofar International Development & Investment Holding Co.                               143,200             165,624
National Bank of Oman Ltd.                                                               45,340             748,537
Oman Cables Industry SAOG                                                               154,500             722,807
Oman Cement Co., SAOG                                                                    17,000             278,362
Oman Flour Mills Co., Ltd. SAOG                                                          88,400             524,886
Oman International Bank SAOG                                                             76,530             636,507
Oman National Investment Corp. Holdings                                                   8,000             168,421
Oman Telecommunications Co.                                                             526,900           1,684,437
Ominvest                                                                                 80,700             117,458
Port Services Corp. Ltd.                                                                  3,435              72,280
Raysut Cement Co., SAOG                                                                 318,200           1,343,925
Renaissance Holdings Co.                                                                630,800           1,311,605
Shell Oman Marketing Co.                                                                 66,100             247,392
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   11,035,430
-------------------------------------------------------------------------------------------------------------------

Pakistan -- 0.8%
-------------------------------------------------------------------------------------------------------------------
Adamjee Insurance Co., Ltd.                                                              35,200      $      211,049
Allied Bank Ltd.                                                                         28,200              52,953
Askari Commercial Bank Ltd.                                                              90,750             136,834
Bank AL Habib Ltd.                                                                       63,700              69,675
Bank Alfalah Ltd.(a)                                                                    352,950             287,778
Bank of Punjab(a)                                                                        87,450             146,781
D.G. Khan Cement Co., Ltd.                                                               66,000             119,585
Engro Chemical Pakistan Ltd.                                                            104,000             445,372
Fauji Cement Co. Ltd.                                                                   321,500              97,176
Fauji Fertilizer Bin Qasim Ltd.                                                         141,000             102,888
Fauji Fertilizer Co., Ltd.                                                              147,000             278,455
Faysal Bank Ltd.                                                                        115,000             144,153
GlaxoSmithKline Pakistan Ltd.                                                            10,375              27,770
Hub Power Co., Ltd.                                                                   1,279,000             706,182
ICI Pakistan Ltd.                                                                        52,500             135,293
Indus Motor Co., Ltd.                                                                   112,000             608,796
Kot Addu Power Co., Ltd.                                                                137,500             122,076
Lucky Cement Ltd.                                                                       219,500             463,694
Maple Leaf Cement Factory Ltd.(a)                                                       143,000              50,171
Muslim Commercial Bank Ltd.                                                             311,425           1,708,195
National Bank of Pakistan                                                               119,945             482,072
National Refinery Ltd.                                                                   19,200             122,566
Nishat Chunian Ltd.                                                                     260,000             147,966
Nishat Mills Ltd.                                                                       290,300             559,465
Oil & Gas Development Co., Ltd.                                                          95,000             179,954
Pak Suzuki Motor Co., Ltd.(a)                                                            69,450             441,341
Pakistan Industrial Credit & Investment Corp. Ltd.                                      106,150             118,896
Pakistan Oil Fields Ltd.                                                                 39,000             198,822
Pakistan Petroleum Ltd.                                                                  67,000             293,237
Pakistan State Oil Co., Ltd.                                                             60,000             356,333
Pakistan Telecommunication Co., Ltd.                                                    749,000             647,710
Picic Insurance Ltd.                                                                      3,578               2,299
Shell Pakistan Ltd.                                                                      12,500              85,241
Standard Chartered Bank Pakistan Ltd.(a)                                                118,250              98,461
SUI Northern Gas Pipelines Ltd.                                                         259,700             266,715
SUI Southern Gas Co., Ltd.                                                              291,000             129,419
Telecard Ltd.(a)                                                                        517,000              96,655
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   10,142,028
-------------------------------------------------------------------------------------------------------------------

Peru -- 1.6%
-------------------------------------------------------------------------------------------------------------------
Alicorp SA                                                                            1,589,463      $    1,492,937
Cementos Lima SA                                                                          4,981             125,836
Cia de Minas Buenaventura SA                                                             41,440           2,040,123
Cia de Minas Buenaventura SA (ADR)                                                        6,938             331,498
Cia Minera Atacocha SA (Class 'B' Shares) (PFD Shares)                                  103,724             302,353
Cia Minera Milpo SA                                                                     393,297           1,305,682
Credicorp Ltd.                                                                           47,600           3,221,800
Edegel SA                                                                             1,814,811           1,034,516
Empresa Agroindustrial Casa Grande SA(a)                                                 78,200             344,460
Ferreyros SA                                                                            310,815             614,080
Grana y Montero SA                                                                      288,553             582,246
Luz del Sur SAA                                                                          83,400             128,038
Minsur SA                                                                               353,485           1,184,962
Sociedad Minera Cerro Verde SA(a)                                                        47,600           1,372,308
Sociedad Minera el Brocal SA                                                             30,100             482,575
Southern Copper Corp.                                                                    44,998           5,578,172
Volcan Cia Minera SA (Class 'B' Shares)                                                 118,774             532,800
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   20,674,386
-------------------------------------------------------------------------------------------------------------------

Philippines -- 2.6%
-------------------------------------------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                                                        12,558,000      $    1,944,366
Ayala Corp.                                                                             115,027           1,399,289
Ayala Land, Inc.                                                                      5,263,008           1,888,527
Banco De Oro                                                                          1,273,000           1,658,056
Bank of the Philippine Islands                                                        1,215,064           1,784,418
Benpres Holdings Corp.(a)                                                            14,870,000           1,359,077
Filinvest Land, Inc.(a)                                                              16,105,546             617,989
First Gen Corp.                                                                         190,000             266,773
First Philippine Holdings Corp.                                                         274,000             469,520
Globe Telecom, Inc.                                                                      17,000             553,421
Holcim Philippines, Inc.                                                              4,124,000             747,747
International Container Terminal Services, Inc.                                       1,193,000             961,944
JG Summit Holding, Inc.                                                               7,774,200           1,846,050
Jollibee Foods Corp.                                                                    675,000             791,103
Manila Electric Co.                                                                     791,214           1,450,356
Megaworld Corp.                                                                       8,560,000             649,644
Metropolitan Bank & Trust Co.                                                         1,054,875           1,301,552
Petron Corp.                                                                          9,477,423           1,191,369
Philippine Long Distance Telephone Co.                                                  114,060           7,344,316
San Miguel Corp. (Class 'B' Shares)                                                   1,983,600           2,743,783
SM Investments Corp.                                                                    166,832           1,374,828
SM Prime Holdings, Inc.                                                               3,442,040             912,239
Universal Robina Corp.                                                                  950,000             341,147
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   33,597,514
-------------------------------------------------------------------------------------------------------------------

Poland -- 2.9%
-------------------------------------------------------------------------------------------------------------------
Agora SA                                                                                 53,392      $    1,030,057
Bank Millennium SA                                                                      196,243             874,457
Bank Pekao SA                                                                            36,600           3,385,156
Bank Przemyslowo-Handlowy BPH                                                             3,226           1,102,882
Bank Zachodni WBK SA                                                                      7,350             698,788
Bioton SA(a)                                                                          1,526,000             690,956
BRE Bank SA(a)                                                                            4,000             770,130
Budimex SA(a)                                                                             9,900             265,760
Cersanit-Krasnystaw SA(a)                                                                63,800             955,714
Ciech SA                                                                                  8,500             405,976
ComArch SA(a)                                                                             4,100             309,010
ComputerLand SA                                                                          10,172             198,840
Debica SA                                                                                 5,700             213,843
Dom Development SA                                                                        5,800             326,893
Echo Investment SA(a)                                                                    24,000             805,641
Getin Holding SA(a)                                                                      46,000             231,478
Globe Trade Centre SA(a)                                                                 45,000             805,102
Grupa Kety SA                                                                             2,600             190,045
Grupa Lotos SA                                                                           17,767             301,388
ING Bank Slaski SA w Katowicach                                                             600             205,546
KGHM Polska Miedz SA                                                                     58,290           2,725,715
KGHM Polska Miedz SA (GDR)                                                               11,300           1,067,850
Netia SA(a)                                                                             202,500             293,657
Orbis SA                                                                                 60,680           1,692,183
PBG SA(a)                                                                                 5,400             733,482
Polimex Mostostal SA                                                                    285,000           1,091,460
Polish Oil & Gas                                                                        320,015             606,421
Polska Grupa Farmaceutyczna SA                                                            9,000             318,377
Polski Koncern Miesny Duda SA(a)                                                         48,000             188,198
Polski Koncern Naftowy Orlen SA(a)                                                      122,225           2,568,020
Powszechna Kasa Oszczednosci Bank Polski SA                                             168,936           3,503,501
Prokom Software SA                                                                       24,781           1,263,103
Softbank SA                                                                              32,523             911,571
Telekomunikacja Polska SA                                                               426,506           3,365,311
Telekomunikacja Polska SA (GDR)(144A)                                                    76,100             601,190
Telekomunikacja Polska SA (GDR)                                                         169,000           1,335,100
TVN SA                                                                                  138,555           1,135,146
Zaklad Przetworstwa Hutniczego Stalprodukt SA                                             1,000             379,165
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   37,547,112
-------------------------------------------------------------------------------------------------------------------

Qatar -- 1.5%
-------------------------------------------------------------------------------------------------------------------
Barwa Real Estate Co.(a)                                                                 34,700      $      468,191
Commercial Bank of Qatar                                                                 46,922           1,727,799
Doha Bank Ltd.                                                                           46,754           1,104,916
First Finance Co.                                                                        46,100             412,981
Industries Qatar                                                                        111,007           3,904,562
Masraf Al Rayan(a)                                                                      285,400           1,341,103
Qatar Electricity & Water Co.                                                            14,200             382,017
Qatar Fuel                                                                               10,000             384,716
Qatar Gas Transport Co., Ltd. (NAKILAT)(a)                                              467,556           2,916,564
Qatar Insurance Co.                                                                      13,100             482,019
Qatar International Islamic Bank                                                         24,450             650,378
Qatar Islamic Bank                                                                       41,100           1,395,958
Qatar National Bank                                                                      30,975           1,872,604
Qatar National Navigation                                                                21,567             581,987
Qatar Real Estate Investment Co.                                                         15,000             159,520
Qatar Shipping Co.                                                                       38,600             666,130
Qatar Telecom QSC                                                                        20,090           1,270,307
Salam International Investment Co., Ltd.                                                 34,800             141,531
United Development Co.                                                                   30,700             279,240
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   20,142,523
-------------------------------------------------------------------------------------------------------------------

Romania -- 0.8%
-------------------------------------------------------------------------------------------------------------------
Antibiotice SA                                                                          907,000      $      717,836
Banca Transilvania(a)                                                                 5,649,780           2,093,142
BRD-Group Societe Generale                                                              265,700           2,968,279
Impact SA(a)                                                                          3,116,020           1,415,547
Rompetrol Rafinare SA(a)                                                             10,428,000             473,764
SNP Petrom SA                                                                         6,747,706           1,432,016
Transelectrica SA                                                                        46,400             779,664
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    9,880,248
-------------------------------------------------------------------------------------------------------------------

Russia -- 5.8%
-------------------------------------------------------------------------------------------------------------------
Aeroflot-Russian International Airlines                                                 100,000      $      310,012
AvtoVAZ                                                                               2,100,000           3,434,397
Cherepovets MK Severstal                                                                 25,804             542,892
Gazprom Neft                                                                             77,000             322,672
Golden Telecom, Inc. (ADR)                                                                  700              56,343
Irkutskenergo (ADR)                                                                      11,500             529,000
JSC MMC Norilsk Nickel (ADR)                                                             12,900           3,508,800
JSC Scientific Production Corp. Irkut (ADR)                                              18,333             489,491
LUKOIL (ADR)                                                                             79,100           6,567,666
Magadanenergo                                                                         1,000,000              67,600
Mobile TeleSystems (ADR)                                                                 40,600           2,813,986
Mosenergo (ADR)                                                                          12,900             324,435
NovaTek OAO (GDR)(144A)                                                                  13,500             705,705
Novolipetsk Steel (GDR)(144A)                                                            10,000             338,439
OAO Gazprom                                                                             944,106          10,414,244
OAO Gazprom (ADR)                                                                       226,300           9,958,927
OAO Rosneft Oil Co.                                                                      11,600              95,326
OAO Rosneft Oil Co. (GDR)                                                               165,000           1,401,426
OGK-5                                                                                   198,771              30,942
Polyus Gold (ADR)                                                                        11,392             495,552
RAO Unified Energy System of Russia (ADR)                                                 1,600             190,800
RAO Unified Energy System of Russia (PFD Shares)                                        527,000             558,710
Rostelecom                                                                               75,000             791,602
Sberbank RF                                                                           2,200,000           8,546,617
Sberbank RF (GDR)                                                                         8,042           3,353,514
Sistema JSFC (GDR)                                                                       19,000             631,135
Surgutneftegaz (ADR)                                                                     57,200           3,883,520
Surgutneftegaz (ADR) (PFD Shares)                                                        24,500           1,482,250
Tatneft                                                                                   7,250             797,500
TGK-5 JSC                                                                             6,561,301               7,217
Transneft                                                                                   200             362,805
Unified Energy System (GDR)(144A)(a)                                                     30,494           3,689,774
United Heavy Machinery Uralmash-Izhora Group(a)                                          44,500             334,339
Uralsvyazinform (ADR)                                                                     6,329              77,973
Vimpel-Communications (ADR)                                                              97,500           2,636,400
VTB Bank OJSC (GDR)(144A)(a)                                                            124,000           1,109,800
Wimm-Bill-Dann Foods OJSC (ADR)                                                          49,500           5,412,330
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   76,274,141
-------------------------------------------------------------------------------------------------------------------

South Africa -- 6.0%
-------------------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                                          62,473      $    1,132,653
Adcorp Holdings Ltd.                                                                     33,900             184,252
AECI Ltd.                                                                                25,300             302,240
African Bank Investments Ltd.                                                           125,600             571,071
African Oxygen Ltd. (AFROX)                                                              32,000             161,058
African Rainbow Minerals Ltd.                                                            17,000             324,002
Allied Electronics Corp. Ltd.                                                            23,200             161,118
Allied Electronics Corp. Ltd. (PFD Shares)                                              136,400             892,175
Allied Technologies Ltd.                                                                 14,300             128,673
Anglo Platinum Ltd.                                                                      12,000           1,814,509
AngloGold Ashanti Ltd.                                                                   12,562             591,520
AngloGold Ashanti Ltd. (ADR)                                                             20,619             966,825
ApexHi Properties Ltd. (Class 'B' Shares)                                                42,300             115,180
Argent Industrial Ltd.                                                                   45,100             132,190
Aspen Pharmacare Holdings Ltd.(a)                                                       107,910             524,009
Astral Foods Ltd.                                                                        10,300             180,841
Aveng Ltd.                                                                              244,800           1,944,778
AVI Ltd.                                                                                 52,000             162,249
Barloworld Ltd.                                                                         110,200           2,071,382
Bell Equipment Ltd.                                                                      28,200             196,083
Bidvest Group Ltd.                                                                      168,037           3,297,690
Business Connexion Group                                                                 19,400              19,096
DataTec Ltd.                                                                             98,000             504,974
Discovery Holdings Ltd.                                                                  36,400             139,585
Distribution & Warehousing Network Ltd.(a)                                               61,700             179,109
Ellerine Holdings Ltd.                                                                   17,300             185,174
FirstRand Ltd.                                                                        1,101,885           3,530,991
Foschini Ltd.                                                                            48,323             364,890
Gold Fields Ltd.                                                                        130,180           2,346,569
Grindrod Ltd.                                                                           130,400             487,801
Group Five Ltd.                                                                          52,000             417,721
Growthpoint Properties Ltd.                                                             222,300             521,713
Harmony Gold Mining Co., Ltd.(a)                                                         64,900             768,133
Hulamin Ltd.                                                                              8,400              29,219
Hyprop Investments Ltd.                                                                  23,000             155,036
Illovo Sugar Ltd.                                                                        51,000             181,899
Impala Platinum Holdings Ltd.                                                           110,468           3,845,910
Imperial Holdings Ltd.                                                                   45,012             842,103
Investec Ltd.                                                                            40,700             436,422
JD Group Ltd.                                                                            33,214             280,199
Johnnic Communications Ltd.                                                              27,378             357,561
Johnnic Holdings Ltd.(a)                                                                    200                 449
JSE Ltd.                                                                                 23,000             266,594
Kumba Iron Ore Ltd.                                                                      18,900             620,095
Kumba Resources Ltd.                                                                     11,000             139,030
Lewis Group Ltd.                                                                         17,000             139,266
Liberty Group Ltd.                                                                       31,000             393,770
Massmart Holdings Ltd.                                                                   57,600             696,252
Medi-Clinic Corp. Ltd.                                                                   38,000             122,253
Metorex Ltd.(a)                                                                          55,000             221,684
Metropolitan Holdings Ltd.                                                               65,000             143,306
Mittal Steel South Africa Ltd.                                                           39,000             774,978
Mr. Price Group Ltd.                                                                     89,800             340,473
MTN Group Ltd.                                                                          667,480          10,108,643
Murray & Roberts Holdings Ltd.                                                          179,800           2,344,484
Mvelaphanda Group Ltd.                                                                  295,100             429,637
Nampak Ltd.                                                                              65,700             205,685
Naspers Ltd. (Class 'N' Shares)                                                          94,568           2,614,831
Nedbank Group Ltd.                                                                      104,283           1,891,302
Network Healthcare Holdings Ltd.(a)                                                     406,800             703,160
Pick'n Pay Stores Ltd.                                                                  104,260             538,601
Pretoria Portland Cement Co., Ltd.                                                      210,839           1,460,237
PSG Group Ltd.                                                                           50,000             189,423
Remgro Ltd.                                                                              90,705           2,302,689
Reunert Ltd.                                                                             93,000             903,574
RMB Holdings Ltd.                                                                       162,400             787,617
Sanlam Ltd.                                                                             400,190           1,295,869
Santam Ltd.                                                                               8,910             148,484
Sappi Ltd.                                                                               38,320             582,419
Sasol Ltd.                                                                               97,736           4,191,986
Shoprite Holdings Ltd.                                                                  126,153             657,355
Spar Group Ltd.                                                                          57,300             458,084
Standard Bank Group Ltd.                                                                234,253           3,378,723
Steinhoff International Holdings Ltd.                                                   339,700             959,014
Sun International Ltd.                                                                   33,856             723,347
Super Group Ltd.                                                                        130,000             244,223
Telkom South Africa Ltd.                                                                 90,000           2,264,764
Tiger Brands Ltd.                                                                        62,016           1,636,930
Tongaat-Hulett                                                                            8,022             119,003
Trencor Ltd.                                                                             25,400             126,510
Truworths International Ltd.                                                            116,000             532,280
Wilson Bayly Holmes-Ovcon Ltd.                                                            9,400             162,077
Woolworths Holdings Ltd.                                                                232,642             609,896
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   77,877,600
-------------------------------------------------------------------------------------------------------------------

South Korea -- 6.1%
-------------------------------------------------------------------------------------------------------------------
Amorepacific Corp.                                                                          453      $      337,589
Asiana Airlines, Inc.                                                                    13,400             123,782
Cheil Communications, Inc.                                                                  866             256,340
Cheil Industries, Inc.                                                                    6,500             433,502
CJ CheilJedang Corp.(a)                                                                     777             195,279
CJ Corp.                                                                                  1,323             101,919
Daegu Bank                                                                               13,200             243,505
Daelim Industrial Co., Ltd.                                                               2,500             461,081
Daesang Corp.(a)                                                                         29,700             404,006
Daesang Holdings Co., Ltd.                                                               18,000             109,067
Daewoo Engineering & Construction Co., Ltd.                                              13,000             371,464
Daewoo International Corp.                                                                4,700             196,444
Daewoo Motor Sales Corp.                                                                  5,000             254,708
Daewoo Securities Co., Ltd.                                                              12,000             358,086
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                        8,500             534,687
DC Chemical Co., Ltd.                                                                     2,100             495,055
Dongkuk Steel Mill Co., Ltd.                                                              9,400             493,644
Doosan Corp.(a)                                                                           2,400             495,800
Doosan Heavy Industries & Construction Co., Ltd.                                          5,400             567,683
Doosan Infracore Co., Ltd.                                                                6,200             239,569
GS Engineering & Construction Corp.                                                       4,000             691,411
GS Holdings Corp.                                                                         5,554             315,195
Hana Financial Group, Inc.                                                               18,765             882,781
Hanarotelecom, Inc.(a)                                                                   44,200             428,555
Hanil Cement Co., Ltd.                                                                    1,200             136,450
Hanjin Heavy Industries & Construction Co. Ltd.(a)                                        3,066             273,047
Hanjin Heavy Industries & Construction Co., Ltd.                                          1,134              47,146
Hanjin Shipping Co., Ltd.                                                                12,900             631,611
Hanjin Transportation Co., Ltd.                                                           3,200             198,483
Hankook Tire Co., Ltd.                                                                    7,400             151,189
Hanmi Pharm Co., Ltd.                                                                     1,551             234,208
Hansol Paper Co., Ltd.(a)                                                                 7,700             168,360
Hanwha Chemical Corp.                                                                     9,000             236,529
Hanwha Corp.                                                                              9,800             767,166
Hanwha Securities Co., Ltd.                                                              40,000             776,369
Hite Brewery Co., Ltd.                                                                    1,950             272,237
Honam Petrochemical Corp.                                                                 2,600             427,631
Hynix Semiconductor, Inc.(a)                                                             28,070             956,589
Hyosung Corp.                                                                             4,800             362,185
Hyundai Department Store Co., Ltd.                                                        1,400             167,780
Hyundai Development Co.                                                                   6,700             623,187
Hyundai Engineering & Construction Co., Ltd.(a)                                           6,500             617,888
Hyundai Heavy Industries Co., Ltd.                                                        4,000           1,840,010
Hyundai Merchant Marine Co., Ltd.                                                        14,600             768,562
Hyundai Mipo Dockyard Co., Ltd.                                                             880             301,473
Hyundai Mobis                                                                             7,300             772,687
Hyundai Motor Co., Ltd.                                                                  20,570           1,656,918
Hyundai Motor Co., Ltd. (PFD Shares)                                                      6,500             263,428
Hyundai Steel Co.                                                                         8,500             713,294
Industrial Bank of Korea                                                                 12,600             271,135
Kangwon Land, Inc.                                                                       36,658           1,079,561
KCC Corp.                                                                                   500             304,488
Kia Motors Corp.(a)                                                                      22,300             302,433
Kookmin Bank                                                                             17,300           1,426,978
Kookmin Bank (ADR)                                                                       18,084           1,482,707
Korea Electric Power Corp.                                                               53,430           2,488,345
Korea Express Co., Ltd.(a)                                                                2,000             263,421
Korea Gas Corp.                                                                           9,000             577,719
Korea Zinc Co., Ltd.                                                                      2,300             432,047
Korean Air Lines Co., Ltd.                                                                8,166             550,334
KT Corp.                                                                                 55,500           2,787,630
KT Freetel Co., Ltd.                                                                     17,600             637,196
KT&G Corp.                                                                               27,980           2,183,150
KTBNetwork Co., Ltd.(a)                                                                  80,000             758,067
LG Chem Ltd.                                                                              2,400             251,317
LG Chem Ltd. (GDR)(144A)                                                                  9,240             484,642
LG Corp.                                                                                  8,900             610,757
LG Dacom Corp.                                                                           10,300             311,370
LG Electronics, Inc.                                                                     11,819           1,100,791
LG Household & Health Care Ltd.                                                           1,100             198,551
LG Petrochemical Co., Ltd.                                                                4,500             222,813
LG Telecom Ltd.(a)                                                                       37,300             374,582
LG.Philips LCD Co., Ltd.(a)                                                              12,600             600,459
Lotte Chilsung Beverage Co., Ltd.                                                           100             152,205
Lotte Confectionery Co., Ltd.                                                                90             156,580
Lotte Shopping Co., Ltd.                                                                  1,200             510,291
LS Cable Ltd.                                                                             3,500             434,170
Macquarie Korea Infrastructure Fund                                                      13,900             106,251
NHN Corp.(a)                                                                              3,700             852,017
ORION Corp.                                                                                 600             181,661
Pacific Corp.                                                                             2,641             549,748
Poongsan Corp.                                                                            5,600             156,497
POSCO                                                                                    10,190           7,374,307
S-Oil Corp.                                                                               7,700             683,681
Samsung Corp.                                                                            13,630             997,687
Samsung Electro-Mechanics Co., Ltd.                                                       4,200             274,792
Samsung Electronics Co., Ltd.                                                            10,818           6,769,609
Samsung Electronics Co., Ltd. (PFD Shares)                                                1,950             903,722
Samsung Engineering Co., Ltd.                                                             2,300             307,855
Samsung Fine Chemicals Co., Ltd.                                                          4,300             286,476
Samsung Fire & Marine Insurance Co., Ltd.                                                 7,734           1,660,235
Samsung Heavy Industries Co., Ltd.                                                       16,400             866,521
Samsung SDI Co., Ltd.                                                                     2,800             187,396
Samsung Securities Co., Ltd.                                                              3,870             348,628
Samsung Techwin Co., Ltd.                                                                 4,000             303,277
Shinhan Financial Group Co., Ltd.                                                        37,530           2,430,687
Shinsegae Co., Ltd.                                                                       1,600           1,110,496
SK Chemicals Co., Ltd.                                                                    3,200             305,214
SK Corp.                                                                                  1,537             326,352
SK Energy Co., Ltd.(a)                                                                   14,271           2,495,066
SK Networks Co., Ltd.(a)                                                                  4,900             119,891
SK Securities Co., Ltd.                                                                 470,000           2,044,182
SK Telecom Co., Ltd.                                                                      4,780           1,100,899
SK Telecom Co., Ltd. (ADR)                                                               49,526           1,470,922
Ssangyong Cement Industrial Co., Ltd.(a)                                                  8,600             155,173
STX Shipbuilding Co., Ltd.                                                                5,500             336,231
Taekwang Industrial Co., Ltd.                                                               180             291,858
Woongjin Coway Co., Ltd.                                                                  3,900             127,564
Woori Finance Holdings Co., Ltd.                                                         17,200             390,156
Yuhan Corp.                                                                               1,000             212,279
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   79,036,648
-------------------------------------------------------------------------------------------------------------------

Taiwan -- 6.0%
-------------------------------------------------------------------------------------------------------------------
Acer, Inc.                                                                              286,213      $      504,236
Advanced Semiconductor Engineering, Inc.                                                370,782             405,280
Advanced Semiconductor Engineering, Inc. (ADR)                                           31,562             171,068
Advantech Co., Ltd.                                                                      47,253             140,484
Altek Corp.                                                                             121,426             234,584
ASE Test Ltd.(a)                                                                        860,000             155,281
Asia Cement Corp.                                                                       485,794             848,125
Asia Optical Co., Inc.                                                                   68,679             238,056
Asustek Computer, Inc.                                                                  426,675           1,296,025
AU Optronics Corp.                                                                      514,501             877,206
AU Optronics Corp. (ADR)                                                                 31,211             528,094
Catcher Technology Co., Ltd.                                                             64,138             465,175
Cathay Financial Holding Co., Ltd.                                                      945,058           2,233,421
Cathay Real Estate Development Co., Ltd.                                                165,000              81,748
Chang Hwa Commercial Bank                                                               745,000             490,483
Cheng Shin Rubber Industry Co., Ltd.                                                    294,250             665,911
Cheng Uei Precision Industry Co., Ltd.                                                   25,331              71,893
Chi Mei Optoelectronics Corp.                                                           562,461             654,916
China Airlines                                                                          504,623             205,460
China Development Financial Holding Corp.                                             1,899,247             765,848
China Motor Corp.                                                                       148,930             136,621
China Steel Corp.                                                                     1,508,306           2,204,484
Chinatrust Financial Holding Co., Ltd.                                                1,371,358           1,001,032
Chunghwa Picture Tubes Ltd.(a)                                                          660,000             188,567
Chunghwa Telecom Co., Ltd.                                                            1,844,810           3,445,095
Chunghwa Telecom Co., Ltd. (ADR)                                                         54,080             999,406
CMC Magnetics Corp.(a)                                                                  370,000             165,437
Compal Electronics, Inc.                                                                565,536             640,626
Coretronic Corp.                                                                         83,640             128,224
D-Link Corp.                                                                            117,810             292,817
Delta Electronics, Inc.                                                                 212,730             820,761
E.Sun Financial Holding Co., Ltd.                                                       615,023             331,468
Epistar Corp.                                                                            49,940             244,223
EVA Airways Corp.                                                                       736,032             269,821
Evergreen Marine Corp.                                                                  754,292             654,095
Everlight Electronics Co., Ltd.                                                          45,172             197,276
Far Eastern International Bank                                                          212,338              94,842
Far Eastern Textile Ltd.                                                                575,943             773,503
Far EasTone Telecommunications Co., Ltd.                                              1,253,000           1,589,112
First Financial Holding Co., Ltd.                                                       550,131             393,866
Formosa Chemicals & Fibre Corp.                                                         460,160           1,177,582
Formosa Petrochemical Corp.                                                             956,460           2,874,295
Formosa Plastics Corp.                                                                  899,941           2,531,264
Formosa Taffeta Co., Ltd.                                                               350,000             397,454
Foxconn Technology Co., Ltd.                                                             76,072             877,694
Fubon Financial Holding Co., Ltd.                                                       884,000             752,551
Fuhwa Financial Holdings Co., Ltd.(a)                                                 1,227,030             750,802
HannStar Display Corp.(a)                                                               678,000             195,343
High Tech Computer Corp.                                                                 66,944             986,329
Hon Hai Precision Industry Co., Ltd.                                                    668,318           5,034,030
Hotai Motor Co., Ltd.                                                                    98,000             246,805
Hua Nan Financial Holdings Co., Ltd.                                                    510,000             358,382
Inventec Co., Ltd.                                                                      240,240             149,726
KGI Securities Co., Ltd.                                                                283,000             154,440
King Yuan Electronics Co., Ltd.                                                         138,976              89,242
Largan Precision Co., Ltd.                                                               30,294             330,752
Lite-On Technology Corp.                                                                312,459             488,775
Macronix International Co., Ltd.                                                        455,874             281,094
MediaTek, Inc.                                                                          121,128           2,177,435
Mega Financial Holding Co., Ltd.                                                      1,290,000             812,191
Mitac International Corp.                                                               124,110             172,972
Mosel Vitelic, Inc.                                                                     164,800             221,999
Motech Industries, Inc.                                                                  31,631             343,614
Nan Ya Plastics Corp.                                                                 1,163,610           3,027,265
Nan Ya Printed Circuit Board Corp.                                                       22,000             132,896
Nanya Technology Corp.                                                                  173,319             116,424
Novatek Microelectronics Corp. Ltd.                                                      50,741             220,871
Phoenix Precision Technology Corp.                                                       78,657              91,282
PixArt Imaging, Inc.                                                                     11,000              89,505
Polaris Securities Co., Ltd.                                                            324,323             174,288
Pou Chen Corp.                                                                          938,819             937,929
Powerchip Semiconductor Corp.                                                           994,153             492,424
Powertech Technology, Inc.                                                               49,450             199,466
President Chain Store Corp.                                                             545,000           1,532,877
ProMOS Technologies, Inc.                                                               840,000             256,992
Quanta Computer, Inc.                                                                   357,922             563,480
Realtek Semiconductor Corp.                                                              53,471             241,961
RichTek Technology Corp.                                                                 21,850             260,046
Shin Kong Financial Holding Co., Ltd.                                                   668,535             620,228
Siliconware Precision Industries Co. (ADR)                                               73,869             893,816
Sincere Navigation                                                                      160,000             357,741
Sino-American Silicon Products, Inc.                                                     44,095             408,672
SinoPac Financial Holdings Co., Ltd.                                                  1,044,523             487,438
Sunplus Technology Co., Ltd.                                                             68,331             130,578
Synnex Technology International Corp.                                                   490,170           1,378,457
Taishin Financial Holdings Co., Ltd.(a)                                                 725,001             366,196
Taiwan Business Bank(a)                                                                 345,539             102,539
Taiwan Cement Corp.                                                                     349,430             574,034
Taiwan Cooperative Bank                                                                 487,971             354,875
Taiwan Mobile Co., Ltd.                                                               1,845,000           2,511,222
Taiwan Semiconductor Manufacturing Co., Ltd.                                          2,917,528           5,623,899
Tatung Co., Ltd.(a)                                                                     358,000             186,747
Teco Electric & Machinery Co., Ltd.                                                     389,000             228,820
Teco Electric & Machinery Co., Ltd. (GDR)(144A)                                              42                 248
Tripod Technology Corp.                                                                  45,600             186,433
U-Ming Marine Transport Corp.                                                           202,000             663,645
Uni-President Enterprises Corp.                                                       2,412,560           3,671,372
Unimicron Technology Corp.                                                              107,100             196,040
United Microelectronics Corp.                                                         1,075,326             632,642
United Microelectronics Corp. (ADR)                                                     228,488             820,272
Via Technologies, Inc.(a)                                                               142,000              95,694
Walsin Lihwa Corp.                                                                    1,085,980             537,127
Wan Hai Lines Ltd.                                                                      550,000             421,642
Waterland Financial Holdings                                                            343,740             110,446
Winbond Electronics Corp.                                                               338,000             108,503
Wintek Corp.                                                                            241,812             323,487
Wistron Corp.                                                                           127,188             229,263
Yageo Corp.                                                                             303,000             126,423
Yang Ming Marine Transport                                                              295,209             236,895
Yuen Foong Yu Paper Manufacturing Co., Ltd.                                             315,562             146,483
Yulon Motor Co., Ltd.                                                                   320,705             359,080
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   78,438,004
-------------------------------------------------------------------------------------------------------------------

Thailand -- 2.9%
-------------------------------------------------------------------------------------------------------------------
Advanced Info Service Pcl(b)                                                            732,900      $    1,878,857
Airports of Thailand Pcl(b)                                                             310,400             561,482
Amata Corp. Pcl(b)                                                                      225,600             101,364
Aromatics (Thailand) Pcl(b)                                                             145,000             321,517
Asian Property Development Pcl(b)                                                     1,841,000             359,875
Bangkok Bank Pcl                                                                        448,400           1,516,052
Bangkok Bank Pcl(b)                                                                     144,900             486,092
Bangkok Bank Pcl (NVDR)                                                                  35,000             118,336
Bangkok Dusit Medical Services Pcl(b)                                                   558,400             647,597
Bangkok Expressway Pcl(b)                                                               194,700             141,445
Bangkok Land Pcl(a)(b)                                                                4,038,900             106,644
Bank of Ayudhya Pcl(b)                                                                  703,900             588,531
Bank of Ayudhya Pcl                                                                     375,000             299,993
BankThai Pcl(a)(b)                                                                      643,800              58,604
Banpu Pcl(b)                                                                             82,900             844,832
BEC World Pcl(b)                                                                        975,300             660,159
Big C Supercenter Pcl(b)                                                                 56,000              80,467
Big C Supercenter Pcl (NVDR)                                                             57,000              81,864
Cal-Comp Electronics (Thailand) Pcl(b)                                                1,800,000             375,492
Central Pattana Pcl(b)                                                                  540,700             437,766
Ch. Karnchang Pcl(b)                                                                    968,000             257,004
Charoen Pokphand Foods Pcl(b)                                                         5,627,300             861,950
CP Seven Eleven Pcl(b)                                                                1,500,000             494,530
Delta Electronics (Thailand) Pcl(b)                                                     934,670             572,664
Electricity Generating Pcl                                                               75,000             254,000
Electricity Generating Pcl(b)                                                           114,500             394,194
G Steel Pcl(b)                                                                        3,786,500              90,589
Glow Energy Pcl(b)                                                                      220,000             224,654
Hana Microelectronics Pcl(b)                                                          1,084,100             778,085
IRPC Pcl(b)                                                                           3,989,000             803,037
Italian-Thai Development Pcl(a)(b)                                                    3,914,100             867,897
Kasikornbank Pcl(b)                                                                     784,600           1,884,885
Kiatnakin Bank Pcl(b)                                                                   125,000             112,050
Krung Thai Bank Pcl(b)                                                                1,368,100             433,863
Land & Houses Pcl                                                                     2,957,000             629,543
Land & Houses Pcl(b)                                                                  1,130,000             286,487
Loxley Pcl(b)                                                                         2,001,400             107,442
Major Cineplex Group Pcl(b)                                                             754,100             391,626
MBK Pcl(b)                                                                               64,500             123,260
Minor International Pcl(b)                                                            1,154,340             518,653
Phatra Securities Pcl(b)                                                                108,600             118,818
Precious Shipping Pcl(b)                                                                386,000             401,204
PTT Chemical Pcl(b)                                                                     127,289             479,075
PTT Exploration & Production Pcl(b)                                                     334,800           1,328,455
PTT Pcl(b)                                                                              452,300           4,447,122
Quality House Pcl(b)                                                                  4,710,000             243,230
Ratchaburi Electricity Generating Holding Pcl(b)                                        436,300             601,464
Rayong Refinery Pcl(b)                                                                  427,700             318,201
Saha-Union Pcl(b)                                                                        98,700              54,137
Sahaviriya Steel Industries Pcl(b)                                                    3,429,300              95,050
Samart Corp. Pcl(b)                                                                     794,600             183,146
Shin Corp. Pcl(b)                                                                       426,000             326,258
Siam Cement Pcl                                                                         132,500             981,707
Siam Cement Pcl(b)                                                                      125,400             950,762
Siam Cement Pcl (NVDR)                                                                   31,000             229,682
Siam City Bank Pcl(b)                                                                   267,000             140,443
Siam City Cement Pcl(b)                                                                  42,900             350,460
Siam Commercial Bank Pcl(b)                                                             722,800           1,671,244
Siam Makro Pcl(b)                                                                       157,600             459,810
Sino Thai Engineering & Construction Pcl(a)(b)                                        1,553,400             267,398
Thai Airways International Pcl(b)                                                       323,300             396,166
Thai Beverage Pcl                                                                     3,621,000             646,165
Thai Oil Pcl(b)                                                                         307,300             777,776
Thai Plastic & Chemicals Pcl(b)                                                         215,100             119,866
Thai Stanley Electric Pcl(b)                                                             26,000             105,441
Thai Union Frozen Products Pcl(b)                                                       583,000             411,630
Thanachart Capital Pcl(b)                                                               523,300             240,466
Thoresen Thai Agencies Pcl(b)                                                           359,900             619,522
Ticon Industrial Connection Pcl(b)                                                      191,400             110,568
TISCO Bank Pcl(b)                                                                       150,000             136,252
TMB Bank Pcl(a)(b)                                                                    3,870,000             217,917
Total Access Communication Pcl(a)                                                       475,000             636,270
TPI Polene Pcl(b)                                                                       305,500             144,394
True Corp. Pcl(a)(b)                                                                  1,482,068             289,711
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   38,253,192
-------------------------------------------------------------------------------------------------------------------

Turkey -- 3.4%
-------------------------------------------------------------------------------------------------------------------
Acibadem Saglik Hizmetleri ve Ticaret AS                                                 25,925      $      192,536
Adana Cimento Sanayii TAS                                                                22,000             171,834
Akbank TAS                                                                              449,611           3,401,502
Akcansa Cimento AS                                                                       38,000             289,767
Akenerji Elektrik Uretim AS(a)                                                           33,055             262,780
Aksigorta AS                                                                             52,000             358,220
Alarko Holding AS                                                                        83,000             237,879
Anadolu Anonim Turk Sigorta Sirketi                                                      60,362             113,161
Anadolu Cam Sanayii AS                                                                   26,600             112,777
Anadolu Efes Biracilik ve Malt Sanayii AS                                               165,748           1,724,891
Arcelik AS                                                                               61,583             497,397
Aselsan Elektronik Sanayi ve Ticaret AS                                                   7,600             176,930
Aygaz AS                                                                                148,417             628,352
BIM Birlesik Magazalar AS                                                                 7,000             577,309
Bursa Cimento Fabrikasi AS                                                               27,188             240,170
Cimsa Cimento Sanayi ve Ticaret AS                                                       64,400             552,611
Dogan Sirketler Grubu Holding AS(a)                                                     525,623           1,146,416
Dogan Yayin Holding AS(a)                                                               138,698             591,215
Dogus Otomotiv Servis ve Ticaret AS                                                      31,400             210,945
Eczacibasi Ilac Sanayi ve Ticaret AS(a)                                                  40,500             173,528
Enka Insaat ve Sanayi AS                                                                188,848           2,374,675
Eregli Demir ve Celik Fabrikalari TAS                                                   352,215           3,287,784
Ford Otomotiv Sanayi AS                                                                  42,700             450,019
Haci Omer Sabanci Holding AS                                                            315,237           2,003,125
Hurriyet Gazetecilik ve Matbaacilik AS(a)                                                82,000             258,320
Ihlas Holding AS(a)                                                                     231,300             208,137
Is Gayrimenkul Yatirim Ortakligi AS                                                     132,286             225,727
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class 'D' Shares)(a)                 373,700             423,965
KOC Holding AS(a)                                                                       371,214           1,942,190
Migros Turk TAS                                                                          48,833             844,195
Nortel Networks Netas Telekomunikasyon AS                                                 1,764              45,838
Petkim Petrokimya Holding AS(a)                                                          89,300             727,990
Sekerbank TAS(a)                                                                         29,400             117,793
Tofas Turk Otomobil Fabrikasi AS                                                         43,900             219,136
Trakya CAM Sanayii AS                                                                   132,697             494,853
Tupras-Turkiye Petrol Rafinerileri AS                                                    94,741           2,496,821
Turk Hava Yollari Anonim Ortakligi (THY) AS(a)                                          133,348           1,034,696
Turk Sise ve Cam Fabrikalari AS                                                          81,900             403,144
Turk Traktor ve Ziraat Makineleri AS                                                     17,700             229,952
Turkcell Iletisim Hizmet AS (ADR)                                                        38,494             819,152
Turkcell Iletisim Hizmetleri AS                                                         547,494           4,647,970
Turkiye Garanti Bankasi AS                                                              598,087           4,538,335
Turkiye Is Bankasi                                                                      452,879           2,714,460
Turkiye Sinai Kalkinma Bankasi AS(a)                                                     79,999             140,337
Turkiye Vakiflar Bankasi T.A.O                                                          155,321             526,536
Ulker Gida Sanayi ve Ticaret AS                                                          80,000             356,645
Yapi ve Kredi Bankasi AS(a)                                                             358,293           1,135,900
Yazicilar Holding AS                                                                     39,000             284,674
Zorlu Enerji Elektrik Uretim AS(a)                                                       36,100             151,960
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   44,764,549
-------------------------------------------------------------------------------------------------------------------

United Arab Emirates -- 0.9%
-------------------------------------------------------------------------------------------------------------------
Amlak Finance (PJSC)(a)                                                                 264,200      $      228,847
Arabtec Holding Co.                                                                     676,200           1,138,281
Aramex (PJSC)(a)                                                                      3,128,400           2,198,508
Dubai Investments (PJSC)                                                                682,000             819,236
Dubai Islamic Bank                                                                      650,239           1,668,438
Emaar Properties (PJSC)                                                               1,374,700           4,006,616
National Central Cooling Co. (Tabreed)(a)                                             1,307,880             865,686
Union Properties(a)                                                                     405,000             350,807
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   11,276,419
-------------------------------------------------------------------------------------------------------------------

Zimbabwe -- 0.1%
-------------------------------------------------------------------------------------------------------------------
Ariston Holdings Ltd.(a)                                                                597,393      $       10,505
Barclays Bank Zimbabwe                                                                  754,686              56,878
Dawn Properties(a)                                                                      369,831               7,897
Delta Corp. Ltd.                                                                        807,488             162,286
Econet Wireless Holdings Ltd.                                                            96,681             139,658
Hwange Colliery Co., Ltd.(a)                                                            693,000             217,619
Meikles Africa Ltd.                                                                      60,013              61,814
NMBZ Holdings Ltd.                                                                      994,355               8,868
OK Zimbabwe                                                                             211,870               3,193
Old Mutual Plc                                                                           80,448             262,733
Pelhams Ltd.(a)                                                                          86,835                 283
Zimbabwe Sun Ltd.                                                                       123,277               4,955
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $      936,689
-------------------------------------------------------------------------------------------------------------------
Total Common Stocks
  (cost $653,497,301)                                                                                $1,261,424,928
-------------------------------------------------------------------------------------------------------------------

INVESTMENT FUNDS -- 1.6%
Framlington Bulgaria Fund Ltd.(c)                                                            78,180  $       11,727
Genesis Chile Fund Ltd.                                                                       3,400          13,974
Saudi Arabia Investment Fund Ltd.(a)                                                        194,982      10,178,060
Societe Generale Baltic Republic Fund(c)                                                     12,723           9,542
Societe Generale Romania Fund(a)(c)                                                           6,450           7,740
Vietnam Enterprise Investments Ltd.(a)                                                    1,963,733       9,916,852
Vietnam Growth Fund Ltd.(a)                                                                  17,646         520,557
-------------------------------------------------------------------------------------------------------------------
Total Investment Funds
  (cost $13,660,836)                                                                                 $   20,658,452
-------------------------------------------------------------------------------------------------------------------

RIGHTS(A) -- 0.0%
BankThai Plc                                                                                643,800  $           --
Banque Marocaine pour le Commerce et L'Industrie                                              2,200          68,613
Malaysian Airline System Bhd                                                                110,133          51,713
SM-Chile SA                                                                                 239,589           9,274
-------------------------------------------------------------------------------------------------------------------
Total Rights
  (cost $36,769)                                                                                     $      129,600
-------------------------------------------------------------------------------------------------------------------

WARRANTS(A) -- 0.2%
China Overseas Land & Investment Ltd. (China), expiring 8/27/08, strike HKD4.500             66,375  $       54,596
J.P. Morgan International Derivatives Ltd. Call Warrant (Bharti Televentures
(India)), (144A), expiring 10/28/07, strike INR.0001                                         81,000       1,893,687
-------------------------------------------------------------------------------------------------------------------

Total Warrants
  (cost $655,581)                                                                                    $    1,948,283
-------------------------------------------------------------------------------------------------------------------
Total Long-Term Investments - 98.4%
  (cost $667,850,487)                                                                                $1,284,161,263

                                                                                     PRINCIPAL
SECURITY                                                                            AMOUNT (000)           VALUE
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.4%

Repurchase Agreements
-------------------------------------------------------------------------------------------------------------------
State Street Bank & Trust Corp.
Repurchase Agreement, dated
9/28/07, 4.40%, due 10/1/07
  (cost $5,745,000)(d)                                                             $      5,745      $    5,745,000
-------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements - 0.4%
  (cost $5,745,000)                                                                                  $    5,745,000
-------------------------------------------------------------------------------------------------------------------
Total Investments - 98.8%
  (cost $673,595,487)                                                                                $1,289,906,263
-------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.2%                                                                $   15,824,890
-------------------------------------------------------------------------------------------------------------------

Net Assets - 100%                                                                                    $1,305,731,153
-------------------------------------------------------------------------------------------------------------------
(144A)       - Security exempt from registration under Rule 144A of The Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally  to qualified institutional buyers.
               At September 30, 2007, the aggregate value of the securities is $19,239,982 or 1.5% of the
               Portfolio's net assets.
(ADR)        - American Depositary Receipt
(GDR)        - Global Depository Receipt
(NVDR)       - Non-Voting Depository Receipt
(PFD Shares) - Preferred Shares
(a) Non-income producing security.
(b) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(c) Investment fund is in the process of being liquidated.
(d) Repurchase price of $5,747,107. Collateralized by $5,870,000 Federal Home Loan Bank 4.375% due 9/17/2010. The
    aggregate market value, including accrued interest, of the collateral was $5,864,089.

Currency Concentration of Portfolio as of September 30, 2007

                                               PERCENTAGE OF
                                                   TOTAL
CURRENCY                                        INVESTMENTS                                 VALUE
United States Dollar                               16.2%                                 $209,596,802
Hong Kong Dollar                                    6.7%                                   86,733,114
Brazilian Real                                      6.0%                                   77,284,230
South Africa Rand                                   6.0%                                   76,910,776
Mexican Peso                                        5.9%                                   76,042,906
South Korean Won                                    5.9%                                   75,598,377
New Taiwan Dollar                                   5.8%                                   75,025,101
Indian Rupee                                        5.2%                                   67,354,184
New Turkish Lira                                    3.4%                                   43,945,397
Indonesian Rupiah                                   3.1%                                   39,838,410
Malaysian Ringgit                                   2.9%                                   37,996,765
Hungarian Forint                                    2.9%                                   37,944,281
Thailand Baht                                       2.9%                                   36,970,757
Czech Koruna                                        2.8%                                   35,709,784
Polish Zloty                                        2.7%                                   34,542,972
Philippine Peso                                     2.7%                                   33,597,514
Israeli Shekel                                      2.0%                                   26,473,151
Other                                              16.9%                                  218,341,742


The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost                                                                           $685,641,021
-----------------------------------------------------------------------------------------------------

Gross unrealized appreciation                                                            $613,864,227
Gross unrealized depreciation                                                              (9,598,985)
-----------------------------------------------------------------------------------------------------

Net unrealized appreciation                                                              $604,265,242
-----------------------------------------------------------------------------------------------------


ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Eaton Vance Series Trust II
---------------------------

By:   /s/ Michael W. Weilheimer
      -------------------------
      Michael W. Weilheimer
      President and Principal Executive Officer

Date: November 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Michael W. Weilheimer
      -------------------------
      Michael W. Weilheimer
      President and Principal Executive Officer

Date: November 20, 2007


By:   /s/ Barbara E. Campbell
      -----------------------
      Barbara E. Campbell
      Treasurer and Principal Financial Officer

Date: November 20, 2007